UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05639

Pacholder High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 217-9502

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 through June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

PACHOLDER HIGH YIELD FUND, INC.

Directors and Officers

Dr. Matthew Goldstein

Chairman and Director

John F. Finn

Director

Robert J. Higgins

Director

Frankie D. Hughes

Director

Peter C. Marshall

Director

Mary E. Martinez

Director

Marilyn McCoy

Director

Mitchell M. Merin

Director

William G. Morton, Jr.

Director

Dr. Robert A. Oden, Jr.

Director

Marian U. Pardo

Director

Frederick W. Ruebeck

Director

James J. Schonbachler

Director

Robert L. Young

President and Principal Executive Officer

Laura M. Del Prato

Treasurer and Principal Financial Officer

Frank J. Nasta

Secretary

Stephen M. Ungerman

Chief Compliance Officer

Investment Objective

A closed-end fund seeking a high level of total return through current income and capital appreciation by investing primarily in high-yield, fixed income securities of domestic companies.

Investment Advisor

J.P. Morgan Investment Management Inc.

Administrator

JPMorgan Funds Management, Inc.

Custodian

JPMorgan Chase Bank, N.A.

Transfer Agent

Computershare Trust Company, N.A.

Legal Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Independent Directors’ Counsel

Kramer Levin Naftalis & Frankel LLP

Executive Offices

Pacholder High Yield Fund, Inc.

270 Park Avenue

New York, NY 10017

Shareholder Services

(877) 217-9502

Please visit our web site, www.pacholder.com, for information on the Fund’s net asset value, share price, news releases, and Securities and Exchange Commission filings. We created this site to provide stockholders quick and easy access to the most timely information available regarding the Fund.

This report is for the information of stockholders of Pacholder High Yield Fund, Inc. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.

PACHOLDER HIGH YIELD FUND, INC.

SEMI-ANNUAL REPORT

JUNE 30, 2014

(UNAUDITED)

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

PACHOLDER HIGH YIELD FUND, INC.

(Unaudited)

Dear Shareholders:

First Half 2014 Review

During the first half of 2014, investors absorbed the impact of the U.S. Federal Reserve’s (the “Fed”) decision to taper off its monthly asset purchases and severe winter weather across much of the U.S. that was partly responsible for negative economic growth in the early months. However, improving economic data, limited geopolitical risk and ample liquidity provided through central bank policies supported an environment of low volatility in financial markets.

Corporate bond markets performed well and a modest rally in U.S. Treasury bonds led to low yields at the end of the period. Among high-yield bonds, also called junk bonds, the average yield dropped to a record low of 4.80% in June. Corporations took advantage of rock-bottom yields to reduce their borrowing costs. Global sales of bonds rated below investment grade reached $286 billion during the reporting period, driven by a 39% rise in high-yield bond sales by European companies

The U.S. Treasury yield curve between two and five-year maturities flattened by 12 basis points, and the yield on the 10-year Treasury note tumbled 19 basis points over the final three months of the period to 2.53%. Generally, bond yields move in the opposite direction of prices. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

For the six months ended June 30, 2014, the Pacholder High Yield Fund, Inc. (the “Fund”) returned 7.11% based on net asset value (“NAV”) compared to the 5.55% return for the Credit Suisse High Yield Index, Developed Countries Only (the “Index”) and the 6.01% average total return of the Morningstar Closed-End High Yield Category.

The Fund outperformed the Index during the reporting period. Contributing to this outperformance was positive security selection in the utility, forest products/containers and metals/minerals sectors. On an industry level, an underweight position in the consumer products sector and an overweight position to the media/telecom sector added to returns. Security selection in the retail, health care and media/telecom sectors detracted from relative performance. On the industry level, underweight positions in the energy and utility sectors weighed on returns.

Fund Strategy

The Fund invests in all types of high-yield, high-risk debt securities and focuses on value by looking at individual securities against the context of broader market factors. The Fund’s portfolio managers monitor investments by staying abreast of positive and negative credit developments and having regular discussions with senior management of issuers of the Fund’s investments.

Auction Rate Preferred Shares and Dividends

Since February 2008, most auctions for preferred shares of closed-end funds and auction rate securities of other issuers have failed. The weekly auctions for the Fund’s auction rate preferred stock (“ARPS”) have failed since February 13, 2008. Since that time, a number of broker-dealers have repurchased auction rate securities from certain clients. Any action taken by the Fund to provide liquidity to the ARPS must be in the best interest of the Fund as a whole.

Due to changes by Moody’s and S&P in their respective ratings methodology for securities issued by closed-end funds, the Fund’s ARPS were downgraded from Aaa to Aa3 by Moody’s in July 2012 and from AAA to AA by S&P in May 2014. There was no impact to the Fund’s performance and no change to its investment strategy as a result of these downgrades.

The Fund paid a monthly dividend of $0.070 per common share in January 2013. Starting in February 2013, the Fund paid a monthly dividend of $0.065 per common share until September 2013. In September 2013, the Board of Trustees of the Pacholder High Yield Fund, Inc. authorized a reduction in the monthly dividend amount from $0.065 per common share to $0.0575 per common share. The Board of Directors will continue to monitor the appropriateness of the dividend level going forward in light of market conditions and income earned by the Fund over time, and there can be no guarantee that the dividend level will continue or that a dividend will be paid at all. The amount of the monthly dividend, if any, may be more or less than the actual income earned by the Fund in a given month.

As always, we appreciate your interest in the Fund and look forward to your continued support.

Sincerely,

George C.W. Gatch

CEO-Global Funds Management

J.P. Morgan Asset Management

PACHOLDER HIGH YIELD FUND, INC.

(Unaudited)

The performance quoted is past performance and is not a guarantee of future results. Closed-end funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

Securities rated below investment grade are called “high-yield bonds,” “non-investment grade bonds,” “below investment-grade bonds,” or “junk bonds.” They generally are rated in the fifth or lower rating categories of Standard & Poor’s and Moody’s Investors Service. Although these securities tend to provide higher yields than higher rated securities, there is a greater risk that the Fund’s share value will decline. Because this Fund primarily invests in bonds, it is subject to interest rate risks. Bond prices generally fall when interest rates rise.

Opinions and estimates offered constitute our judgment and are subject to change without notice, as are statements of financial market trends, which are based on current market conditions. We believe the information provided here is reliable, but do not warrant its accuracy or completeness. This material is not intended as an offer or solicitation for the purchase or sale of any financial instrument. The views and strategies described may not be suitable for all investors. This material has been prepared for informational purposes only, and is not intended to provide, and should not be relied on for, accounting and legal or tax advice. References to future returns are not promises or even estimates of actual returns a client portfolio may achieve. Any forecasts contained herein are for illustrative purposes only and are not to be relied upon as advice or interpreted as a recommendation.

Availability of Portfolio Holdings and Other Information

No sooner than 10 days after the end of each month, the Fund’s uncertified complete schedule of its portfolio holdings will be available on our website (www.pacholder.com). In addition, the Fund files its certified, complete schedule of its portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available, without charge, on the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

No sooner than 10 calendar days after the end of each month, the Fund’s top ten holdings as of the last day of each month as well as certain other fund facts including estimated undistributed net income and statistical information will also be available on the Fund’s website.

Total Return *	Net Asset Value (NAV)	Market Price
6 Months #	7.11%**	18.94%
1 Year	14.96%	15.18%
5 Year	19.35%	22.74%
10 Year	11.10%	11.33%

Price per share at June 30, 2014	$8.88	$8.98

*	Total returns assume the reinvestment of all dividends and capital gains, if any. Total returns shown are average annual returns unless otherwise noted.
**	The return shown is based on net asset value which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
#	Not Annualized.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments

As of June 30, 2014 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

CONVERTIBLE BOND — 0.0%
CONSUMER DISCRETIONARY — 0.0%
HOTELS, RESTAURANTS & LEISURE — 0.0%
Real Mex Restaurants, Inc., PIK, 1.120%, 03/21/18[9],17 (Cost $40,725)	$41		$—	0.0%

CORPORATE BONDS — 118.4%
CONSUMER DISCRETIONARY — 21.6%
AUTO COMPONENTS — 1.5%
Goodyear Tire & Rubber Co. (The), Co Guar, 7.000%, 05/15/22[10]	815		904,650	0.8
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Co Guar, 5.875%, 02/01/22	253		265,017	0.2
JB Poindexter & Co., Inc., Private Placement, Sr Unsec’d Nt, 9.000%, 04/01/22[2]	182		202,475	0.2
Pittsburgh Glass Works LLC, Private Placement, Sr Sec’d Nt, 8.000%, 11/15/18[2]	107		116,363	0.1
Stackpole International Intermediate/Stackpole International Powder, Private Placement, Sr Sec’d Nt, (Luxembourg), 7.750%, 10/15/21[2]	259		270,655	0.2

			1,759,160	1.5
AUTOMOBILES — 1.4%
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d Nt,
8.000%, 06/15/19	400		434,500	0.4
8.250%, 06/15/21	600		678,000	0.6
General Motors Co., Private Placement, Sr Unsec’d Nt, 3.500%, 10/02/18[2]	116		118,610	0.1
Jaguar Land Rover Automotive plc, Private Placement, Co Guar, (United Kingdom),
4.125%, 12/15/18[2]	200		206,000	0.2
5.625%, 02/01/23[2]	150		159,375	0.1
Motors Liquidation Co.,
5.250%, 03/06/32[9]	25 Units		3	0.0	[12]
6.250%, 07/15/33[9]	15 Units		1	0.0	[12]
7.250%, 04/15/41[9]	—Units	[11]	—	0.0
7.250%, 07/15/41[9]	—Units	[11]	—	0.0
7.250%, 02/15/52[9]	7 Units		1	0.0	[12]
7.375%, 10/01/51[9]	—Units	[11]	—	0.0

Description	Par (000)	Value	Percent of Net Assets*

AUTOMOBILES (continued)
7.735%, 05/15/48[9]	$10 Units	$1	0.0%[12]
7.750%, 03/15/36[1,4,9]	55 Units	—	0.0
Motors Liquidation Co., Debentures,
6.750%, 05/01/28[1,4,9]	50	—	0.0
8.100%, 06/15/24[1,4,9]	1,725	2	0.0	[12]
8.375%, 07/15/33[1,4,9]	425	—	0.0

		1,596,493	1.4
DISTRIBUTORS — 0.4%
AmeriGas Finance LLC/AmeriGas Finance Corp., Co Guar, 6.750%, 05/20/20	126	136,710	0.2
Global Partners LP/GLP Finance Corp., Private Placement, Co Guar, 6.250%, 07/15/22[2]	56	56,000	0.0	[12]
VWR Funding, Inc., Co Guar, 7.250%, 09/15/17	220	232,650	0.2

		425,360	0.4
DIVERSIFIED CONSUMER SERVICES — 0.1%
Service Corp. International, Sr Unsec’d Nt,
4.500%, 11/15/20	150	147,750	0.1
5.375%, 01/15/22	29	30,015	0.0	[12]

		177,765	0.1
HOTELS, RESTAURANTS & LEISURE — 3.5%
CCM Merger, Inc., Private Placement, Co Guar, 9.125%, 05/01/19[2]	52	55,770	0.1
CEC Entertainment, Inc., Private Placement, Sr Unsec’d Nt, 8.000%, 02/15/22[2]	155	160,425	0.1
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Co Guar, 5.250%, 03/15/21	100	103,000	0.1
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Private Placement, Co Guar, 5.375%, 06/01/24[2]	70	70,875	0.1
DineEquity, Inc., Co Guar, 9.500%, 10/30/18	90	96,435	0.1
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Private Placement, Sr Sec’d Nt, 10.500%, 07/01/19[2]	44	47,410	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HOTELS, RESTAURANTS & LEISURE (continued)
Graton Economic Development Authority, Private Placement, Sr Sec’d Nt, 9.625%, 09/01/19[2]	$100	$113,750	0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Private Placement, Co Guar, 5.625%, 10/15/21[2]	175	185,937	0.2
Isle of Capri Casinos, Inc., Co Guar, 8.875%, 06/15/20	105	112,613	0.1
MGM Resorts International, Co Guar,
6.750%, 10/01/20	100	111,625	0.1
7.750%, 03/15/22	224	262,640	0.2
8.625%, 02/01/19	85	101,256	0.1
10.000%, 11/01/16[10]	500	591,250	0.5
MISA Investments Ltd., Private Placement, Unsec’d Nt, (United Kingdom), PIK, 9.375%, 08/15/18[2],17	130	133,088	0.1
MTR Gaming Group, Inc., Sec’d Nt, 11.500%, 08/01/19	95	106,756	0.1
Pinnacle Entertainment, Inc., Co Guar, 7.500%, 04/15/21	180	193,950	0.2
Real Mex Restaurants, Inc., 11.000%, 03/21/16[9]	87	86,941	0.1
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Private Placement, Sr Sec’d Nt, 9.500%, 06/15/19[2]	77	83,930	0.1
Royal Caribbean Cruises Ltd., Sr Unsec’d Nt, (Liberia), 7.500%, 10/15/27	13	14,820	0.0	[12]
Sabre GLBL, Inc., Private Placement, Sr Sec’d Nt, 8.500%, 05/15/19[2]	36	39,960	0.0	[12]
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Private Placement, Co Guar, 5.875%, 05/15/21[2]	160	160,400	0.1
Seneca Gaming Corp., Private Placement, Co Guar, 8.250%, 12/01/18[2]	210	223,125	0.2
Shingle Springs Tribal Gaming Authority, Private Placement, Sr Unsec’d Nt, 9.750%, 09/01/21[2]	160	180,800	0.2

Description	Par (000)	Value	Percent of Net Assets*

HOTELS, RESTAURANTS & LEISURE (continued)
Six Flags Entertainment Corp., Private Placement, Co Guar, 5.250%, 01/15/21[2]	$35	$35,875	0.0%[12]
Studio City Finance Ltd., Private Placement, Co Guar, (United Kingdom), 8.500%, 12/01/20[2]	250	276,875	0.2
Viking Cruises Ltd., Private Placement, Sr Unsec’d Nt, (Bermuda), 8.500%, 10/15/22[2]	152	167,960	0.1
Wynn Macau Ltd., Private Placement, Sr Unsec’d Nt, (Cayman Islands), 5.250%, 10/15/21[2]	285	292,838	0.3

		4,010,304	3.5
HOUSEHOLD DURABLES — 2.1%
BC Mountain LLC/BC Mountain Finance, Inc., Private Placement, Co Guar, 7.000%, 02/01/21[2]	139	134,482	0.1
Brookfield Residential Properties, Inc., Private Placement, Co Guar, (Canada), 6.500%, 12/15/20[2]	212	224,190	0.2
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., Private Placement, Co Guar, (Canada), 6.125%, 07/01/22[2]	109	113,360	0.1
Century Communities, Inc., Private Placement, Sr Unsec’d Nt, 6.875%, 05/15/22[2]	82	83,845	0.1
K. Hovnanian Enterprises, Inc., Co Guar, 11.875%, 10/15/15	130	144,950	0.1
K. Hovnanian Enterprises, Inc., Private Placement, Co Guar, 7.000%, 01/15/19[2]	35	35,700	0.0	[12]
K. Hovnanian Enterprises, Inc., Private Placement, Sec’d Nt, 9.125%, 11/15/20[2]	47	52,405	0.1
K. Hovnanian Enterprises, Inc., Private Placement, Sr Sec’d Nt, 7.250%, 10/15/20[2]	285	309,225	0.3
Lennar Corp., Co Guar,
4.500%, 06/15/19	29	29,689	0.0	[12]
6.950%, 06/01/18	40	45,100	0.1
12.250%, 06/01/17	200	254,000	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HOUSEHOLD DURABLES (continued)
M/I Homes, Inc., Co Guar, 8.625%, 11/15/18	$235	$250,275	0.2%
Meritage Homes Corp., Co Guar, 7.000%, 04/01/22	143	157,479	0.2
Standard Pacific Corp., Co Guar,
8.375%, 01/15/21	75	88,875	0.1
10.750%, 09/15/16	29	34,329	0.0	[12]
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Private Placement, Co Guar, 7.750%, 04/15/20[2]	134	146,395	0.1
Toll Brothers Finance Corp., Co Guar, 6.750%, 11/01/19	15	17,287	0.0	[12]
WCI Communities, Inc., Co Guar, 6.875%, 08/15/21	234	241,020	0.2
WCI Communities, Inc., Private Placement, Co Guar, 6.875%, 08/15/21[2]	23	23,690	0.0	[12]

		2,386,296	2.1
INTERNET & CATALOG RETAIL — 0.6%
Netflix, Inc., Private Placement, Sr Unsec’d Nt, 5.750%, 03/01/24[2]	140	146,300	0.1
Netflix, Inc., Sr Unsec’d Nt, 5.375%, 02/01/21	143	149,793	0.2
SITEL LLC/Sitel Finance Corp., Co Guar, 11.500%, 04/01/18	259	255,115	0.2
SITEL LLC/Sitel Finance Corp., Private Placement, Sr Sec’d Nt, 11.000%, 08/01/17[2]	105	111,825	0.1

		663,033	0.6
MEDIA — 9.8%
Adelphia Communications Corp., Pfd, 6.000%, 02/15/06[1,4]	125	—	0.0
Adelphia Communications Corp., Sr Nt,
8.125%, 07/15/03[1,4]	750	5,250	0.0	[12]
9.375%, 11/15/09[1,4]	560	3,920	0.0	[12]
Altice S.A., Private Placement, Sr Sec’d Nt, (Luxembourg), 7.750%, 05/15/22[2]	282	301,035	0.3
AMC Entertainment, Inc., Co Guar, 5.875%, 02/15/22	191	198,640	0.2
Cablevision Systems Corp., Sr Unsec’d Nt, 8.000%, 04/15/20	548	622,322	0.5

Description	Par (000)	Value	Percent of Net Assets*

MEDIA (continued)
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., Private Placement, Co Guar,
5.250%, 02/15/22[2]	$35	$35,962	0.0%[12]
5.625%, 02/15/24[2]	35	36,138	0.1
Cenveo Corp., Private Placement, Sec’d Nt, 8.500%, 09/15/22[2]	145	143,912	0.1
Cenveo Corp., Private Placement, Sr Sec’d Nt, 6.000%, 08/01/19[2]	185	185,000	0.2
Cenveo Corp., Sec’d Nt, 8.875%, 02/01/18	175	183,710	0.2
Cinemark USA, Inc., Co Guar, 5.125%, 12/15/22	75	76,781	0.1
Clear Channel Communications, Inc., Sr Sec’d Nt,
9.000%, 12/15/19	262	279,357	0.3
9.000%, 03/01/21	38	40,660	0.0	[12]
Clear Channel Worldwide Holdings, Inc., Co Guar,
6.500%, 11/15/22	171	182,542	0.1
6.500%, 11/15/22	399	429,923	0.4
7.625%, 03/15/20	734	791,802	0.7
7.625%, 03/15/20	25	26,750	0.0	[12]
Cogeco Cable, Inc., Private Placement, Co Guar, (Canada), 4.875%, 05/01/20[2]	35	35,437	0.0	[12]
CSC Holdings LLC, Private Placement, Sr Unsec’d Nt, 5.250%, 06/01/24[2]	115	113,131	0.1
CSC Holdings LLC, Sr Unsec’d Nt, 6.750%, 11/15/21	136	149,600	0.1
DISH DBS Corp., Co Guar,
5.125%, 05/01/20	37	38,896	0.1
6.750%, 06/01/21[10]	710	809,400	0.7
7.875%, 09/01/19	27	32,063	0.0	[12]
DreamWorks Animation SKG, Inc., Private Placement, Co Guar, 6.875%, 08/15/20[2]	95	102,362	0.1
Gannett Co., Inc., Private Placement, Co Guar,
5.125%, 07/15/20[2]	62	63,627	0.0	[12]
6.375%, 10/15/23[2]	280	298,900	0.3
Gray Television, Inc., Co Guar, 7.500%, 10/01/20	275	296,313	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MEDIA (continued)
Harron Communications LP/Harron Finance Corp., Private Placement, Sr Unsec’d Nt, 9.125%, 04/01/20[2]	$160	$178,400	0.1%
Liberty Interactive LLC, Sr Unsec’d Nt, 8.250%, 02/01/30	160	176,800	0.1
Live Nation Entertainment, Inc., Private Placement, Sr Unsec’d Nt, 5.375%, 06/15/22[2]	60	60,750	0.0	[12]
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Sr Sec’d Nt, 9.750%, 04/01/21	83	95,243	0.1
Mediacom LLC/Mediacom Capital Corp., Sr Unsec’d Nt, 9.125%, 08/15/19	295	309,750	0.3
Nexstar Broadcasting, Inc., Co Guar, 6.875%, 11/15/20	150	161,625	0.1
Nielsen Finance LLC/Nielsen Finance Co., Private Placement, Co Guar, 5.000%, 04/15/22[2]	183	184,373	0.2
Numericable Group S.A., Private Placement, Sr Sec’d Nt, (France),
6.000%, 05/15/22[2]	600	624,000	0.5
6.250%, 05/15/24[2]	200	208,750	0.2
Quebecor Media, Inc., Sr Unsec’d Nt, (Canada), 5.750%, 01/15/23	130	133,575	0.1
Radio One, Inc., Private Placement, Sr Sub Nt, 9.250%, 02/15/20[2]	115	124,488	0.1
RCN Telecom Services LLC/RCN Capital Corp., Private Placement, Sr Unsec’d Nt, 8.500%, 08/15/20[2]	90	96,300	0.1
Regal Entertainment Group, Sr Unsec’d Nt,
5.750%, 03/15/22	80	83,000	0.1
5.750%, 06/15/23	100	102,750	0.1
Sinclair Television Group, Inc., Co Guar,
5.375%, 04/01/21	178	179,113	0.2
6.375%, 11/01/21	35	37,231	0.0	[12]
Sinclair Television Group, Inc., Sr Unsec’d Nt, 6.125%, 10/01/22	200	209,000	0.2

Description	Par (000)	Value	Percent of Net Assets*

MEDIA (continued)
Sirius XM Radio, Inc., Private Placement, Co Guar,
5.750%, 08/01/21[2]	$312	$327,600	0.3%
6.000%, 07/15/24[2]	269	279,760	0.2
Sirius XM Radio, Inc., Private Placement, Sr Unsec’d Nt,
4.250%, 05/15/20[2]	35	34,519	0.0	[12]
4.625%, 05/15/23[2]	60	57,450	0.1
Time, Inc., Private Placement, Co Guar, 5.750%, 04/15/22[2]	85	85,850	0.1
Univision Communications, Inc., Private Placement, Co Guar, 8.500%, 05/15/21[2]	315	349,256	0.3
Univision Communications, Inc., Private Placement, Sr Sec’d Nt,
5.125%, 05/15/23[2]	125	132,344	0.1
6.750%, 09/15/22[2,10]	467	516,619	0.5
7.875%, 11/01/20[2]	120	132,000	0.1
Videotron Ltd., Co Guar, (Canada), 5.000%, 07/15/22	53	54,458	0.0	[12]
Videotron Ltd., Private Placement, Co Guar, (Canada), 5.375%, 06/15/24[2]	129	132,225	0.1
VTR Finance B.V., Private Placement, Sr Sec’d Nt, (Netherlands), 6.875%, 01/15/24[2]	600	644,243	0.6
WMG Acquisition Corp., Private Placement, Co Guar, 6.750%, 04/15/22[2]	140	140,000	0.1

		11,334,905	9.8
MULTILINE RETAIL — 0.2%
Neiman Marcus Group Ltd. LLC, Private Placement, Co Guar, 8.000%, 10/15/21[2]	211	227,353	0.2

SPECIALTY RETAIL — 2.0%
Chinos Intermediate Holdings A, Inc., Private Placement, Sr Unsec’d Nt, PIK, 8.500%, 05/01/19[2],17	76	76,190	0.1
Claire’s Stores, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 03/15/19[2,10]	659	686,184	0.6
Claire’s Stores, Inc., Sec’d Nt, 8.875%, 03/15/19[10]	509	442,830	0.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

SPECIALTY RETAIL (continued)
Guitar Center, Inc., Private Placement, Sr Sec’d Nt, 6.500%, 04/15/19[2]	$119	$117,810	0.1%
HT Intermediate Holdings Corp., Private Placement, Sr Unsec’d Nt, PIK, 12.000%, 05/15/19[2],17	175	186,375	0.1
Men’s Wearhouse, Inc. (The), Private Placement, Co Guar, 7.000%, 07/01/22[2]	80	82,800	0.1
Neebo, Inc., Private Placement, Sr Sec’d Nt, 15.000%, 06/30/16[2]	190	197,890	0.2
PC Nextco Holdings LLC/PC Nextco Finance, Inc., Private Placement, Sr Unsec’d Nt, PIK, 8.750%, 08/15/19[2],17	133	135,826	0.1
Penske Automotive Group, Inc., Co Guar, 5.750%, 10/01/22	86	90,515	0.1
Radio Systems Corp., Private Placement, Sec’d Nt, 8.375%, 11/01/19[2]	260	286,975	0.2
Serta Simmons Holdings LLC, Private Placement, Sr Unsec’d Nt, 8.125%, 10/01/20[2]	45	48,825	0.0	[12]

		2,352,220	2.0
Total Consumer Discretionary		24,932,889	21.6

CONSUMER STAPLES — 5.8%
BEVERAGES — 0.3%
Constellation Brands, Inc., Co Guar,
3.750%, 05/01/21	75	74,531	0.1
4.250%, 05/01/23	25	25,094	0.0	[12]
Crestview DS Merger Sub II, Inc., Private Placement, Sec’d Nt, 10.000%, 09/01/21[2]	245	273,787	0.2

		373,412	0.3
FOOD & STAPLES RETAILING — 1.2%
Ingles Markets, Inc., Sr Unsec’d Nt, 5.750%, 06/15/23	160	162,400	0.2
New Albertsons, Inc., Private Placement, Sr Unsec’d Nt, 8.000%, 05/01/31[2,10]	240	234,000	0.2

Description	Par (000)	Value	Percent of Net Assets*

FOOD & STAPLES RETAILING (continued)
Rite Aid Corp., Co Guar,
6.750%, 06/15/21	$160	$173,200	0.2%
9.250%, 03/15/20	150	171,000	0.1
SUPERVALU, Inc., Sr Unsec’d Nt, 8.000%, 05/01/16[10]	355	390,056	0.3
Tops Holding Corp./Tops Markets LLC, Sr Sec’d Nt, 8.875%, 12/15/17	240	261,000	0.2

		1,391,656	1.2
FOOD PRODUCTS — 2.5%
Bumble Bee Holdings, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 12/15/17[2]	287	306,372	0.3
Darling Ingredients, Inc., Private Placement, Co Guar, 5.375%, 01/15/22[2]	220	228,250	0.2
Dean Foods Co., Co Guar, 7.000%, 06/01/16	110	120,175	0.1
HJ Heinz Co., Sec’d Nt, 4.250%, 10/15/20	300	301,875	0.3
JBS USA LLC / JBS USA Finance, Inc., Private Placement, Sr Unsec’d Nt, 5.875%, 07/15/24[2]	146	145,635	0.1
JBS USA LLC/JBS USA Finance, Inc., Private Placement, Co Guar,
7.250%, 06/01/21[2]	335	359,288	0.3
8.250%, 02/01/20[2]	78	84,630	0.1
Pilgrim’s Pride Corp., Co Guar, 7.875%, 12/15/18	53	56,116	0.0	[12]
Post Holdings, Inc., Private Placement, Co Guar, 6.750%, 12/01/21[2]	260	276,250	0.2
Shearer’s Foods LLC/Chip Finance Corp., Private Placement, Sr Sec’d Nt, 9.000%, 11/01/19[2]	125	136,875	0.1
Smithfield Foods Inc., Private Placement, Sr Unsec’d Nt,
5.250%, 08/01/18[2]	201	210,045	0.2
5.875%, 08/01/21[2]	211	223,133	0.2
Smithfield Foods, Inc., Sr Unsec’d Nt,
6.625%, 08/15/22	150	164,250	0.2
7.750%, 07/01/17	130	149,500	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

FOOD PRODUCTS (continued)
Wells Enterprises, Inc., Private Placement, Sr Sec’d Nt, 6.750%, 02/01/20[2]	$100	$105,125	0.1%

		2,867,519	2.5
HOUSEHOLD PRODUCTS — 1.6%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Co Guar,
8.250%, 02/15/21	100	108,750	0.1
8.500%, 05/15/18[10]	400	418,500	0.4
9.875%, 08/15/19	425	470,687	0.4
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr Sec’d Nt,
5.750%, 10/15/20	460	485,300	0.4
7.875%, 08/15/19	250	272,188	0.3
Spectrum Brands, Inc., Co Guar, 6.625%, 11/15/22	42	45,465	0.0	[12]

		1,800,890	1.6
PERSONAL PRODUCTS — 0.2%
Prestige Brands, Inc., Private Placement, Sr Unsec’d Nt, 5.375%, 12/15/21[2]	100	102,000	0.1
Revlon Consumer Products Corp., Co Guar, 5.750%, 02/15/21	119	122,273	0.1

		224,273	0.2
Total Consumer Staples		6,657,750	5.8

ENERGY — 18.9%
ENERGY EQUIPMENT & SERVICES — 3.2%
Basic Energy Services, Inc., Co Guar,
7.750%, 02/15/19	140	148,400	0.1
7.750%, 10/15/22	66	73,755	0.1
CGG S.A., Private Placement, Co Guar, (France), 6.875%, 01/15/22[2]	200	198,000	0.2
Exterran Partners LP/EXLP Finance Corp., Private Placement, Co Guar, 6.000%, 10/01/22[2]	120	121,800	0.1
Hiland Partners LP/Hiland Partners Finance Corp., Private Placement, Co Guar, 7.250%, 10/01/20[2]	92	100,280	0.1
Key Energy Services, Inc., Co Guar, 6.750%, 03/01/21	230	239,200	0.2

Description	Par (000)	Value	Percent of Net Assets*

ENERGY EQUIPMENT & SERVICES (continued)
Ocean Rig UDW, Inc., Private Placement, Sr Unsec’d Nt, 7.250%, 04/01/19[2]	$200	$198,000	0.2%
Parker Drilling Co., Co Guar, 7.500%, 08/01/20	120	129,600	0.1
Parker Drilling Co., Private Placement, Co Guar, 6.750%, 07/15/22[2]	120	124,800	0.1
Petroleum Geo-Services ASA, Private Placement, Co Guar, (Norway), 7.375%, 12/15/18[2]	400	427,000	0.4
PHI, Inc., Private Placement, Co Guar, 5.250%, 03/15/19[2]	81	82,620	0.1
Pioneer Energy Services Corp., Co Guar, 9.875%, 03/15/18	98	102,900	0.1
Pioneer Energy Services Corp., Private Placement, Co Guar, 6.125%, 03/15/22[2]	50	51,812	0.0	[12]
Precision Drilling Corp., Private Placement, Co Guar, (Canada), 5.250%, 11/15/24[2]	170	170,850	0.1
Sea Trucks Group, Private Placement, Sr Sec’d Nt, (Nigeria), Reg. S, 9.000%, 03/26/18[2]	400	386,000	0.3
Seadrill Ltd., Private Placement, Sr Unsec’d Nt, (Bermuda), 6.125%, 09/15/17[2]	200	210,500	0.2
Seadrill Ltd., Sr Unsec’d Nt, (Bermuda), 6.500%, 10/05/15	300	313,500	0.3
Seventy Seven Energy, Inc., Private Placement, Sr Unsec’d Nt, 6.500%, 07/15/22[2]	87	89,175	0.1
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Co Guar, 7.500%, 07/01/21	65	70,850	0.0	[12]
Trinidad Drilling Ltd., Private Placement, Co Guar, (Canada), 7.875%, 01/15/19[2]	130	137,475	0.1
Unit Corp., Co Guar, 6.625%, 05/15/21	313	334,128	0.3

		3,710,645	3.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — 15.7%
Access Midstream Partners LP/ACMP Finance Corp., Co Guar, 4.875%, 05/15/23	$83	$87,461	0.1%
Aero Resources Finance Corp., Co Guar, 6.000%, 12/01/20	115	123,337	0.1
Antero Resources Corp., Private Placement, Co Guar, 5.125%, 12/01/22[2]	89	91,447	0.1
Antero Resources Finance Corp., Co Guar, 5.375%, 11/01/21	70	72,625	0.1
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Co Guar, 5.875%, 08/01/23	162	164,835	0.1
Baytex Energy Corp., Private Placement, Co Guar, (Canada),
5.125%, 06/01/21[2]	44	44,275	0.1
5.625%, 06/01/24[2]	44	44,165	0.0	[12]
Bill Barrett Corp., Co Guar,
7.000%, 10/15/22	65	68,900	0.0	[12]
7.625%, 10/01/19[10]	505	544,137	0.5
Bonanza Creek Energy, Inc., Co Guar, 6.750%, 04/15/21	180	192,600	0.2
Chesapeake Energy Corp., Co Guar,
3.250%, 03/15/16	57	57,356	0.1
4.875%, 04/15/22	545	564,075	0.5
5.375%, 06/15/21	140	149,100	0.1
5.750%, 03/15/23	140	155,568	0.1
6.125%, 02/15/21	188	210,560	0.2
Chesapeake Midstream Partners LP/CHKM Finance Corp., Co Guar, 6.125%, 07/15/22	156	172,380	0.1
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., Co Guar, 6.625%, 11/15/19	200	215,000	0.2
Cimarex Energy Co., Co Guar,
4.375%, 06/01/24	80	81,500	0.1
5.875%, 05/01/22	72	79,560	0.0	[12]
Citgo Petroleum Corp., Private Placement, Sr Sec’d Nt, 11.500%, 07/01/17[2]	100	106,000	0.1
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Co Guar, 6.375%, 03/15/24	55	57,475	0.1

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS (continued)
Comstock Resources, Inc., Co Guar,
7.750%, 04/01/19	$225	$239,625	0.2%
9.500%, 06/15/20	224	255,360	0.2
Concho Resources, Inc., Co Guar,
5.500%, 04/01/23	40	43,000	0.0	[12]
6.500%, 01/15/22	205	226,012	0.2
CONSOL Energy, Inc., Co Guar, 8.250%, 04/01/20	55	59,537	0.1
CONSOL Energy, Inc., Private Placement, Co Guar, 5.875%, 04/15/22[2]	130	136,175	0.1
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Co Guar, 6.000%, 12/15/20	48	50,400	0.0	[12]
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Private Placement, Co Guar, 6.125%, 03/01/22[2]	151	158,927	0.1
Diamondback Energy, Inc., Private Placement, Co Guar, 7.625%, 10/01/21[2]	157	172,700	0.2
El Paso Pipeline Partners Operating Co. LLC, Co Guar, 6.500%, 04/01/20	85	99,567	0.1
Energy Transfer Equity LP, Sr Sec’d Nt,
5.875%, 01/15/24	250	261,250	0.2
7.500%, 10/15/20	19	21,945	0.0	[12]
Energy XXI Gulf Coast, Inc., Co Guar, 7.500%, 12/15/21	206	220,420	0.2
Energy XXI Gulf Coast, Inc., Private Placement, Co Guar, 6.875%, 03/15/24[2]	114	116,565	0.1
EnLink Midstream Partners LP/EnLink Midstream Finance Corp., Co Guar, 7.125%, 06/01/22	136	157,675	0.1
EP Energy LLC/EP Energy Finance, Inc., Sr Unsec’d Nt, 9.375%, 05/01/20	378	432,810	0.4
EP Energy LLC/Everest Acquisition Finance, Inc., Co Guar, 7.750%, 09/01/22	142	160,105	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS (continued)
EP Energy LLC/Everest Acquisition Finance, Inc., Sr Sec’d Nt, 6.875%, 05/01/19	$97	$103,184	0.1%
EXCO Resources, Inc., Co Guar, 8.500%, 04/15/22	90	97,200	0.1
Genesis Energy LP, Co Guar, 5.625%, 06/15/24	125	127,500	0.1
Genesis Energy LP/Genesis Energy Finance Corp., Co Guar,
5.750%, 02/15/21	175	182,000	0.1
7.875%, 12/15/18	200	212,000	0.2
Halcon Resources Corp., Co Guar,
9.250%, 02/15/22	195	213,038	0.2
9.750%, 07/15/20	74	80,752	0.1
Hilcorp Energy I LP/Hilcorp Finance Co., Private Placement, Sr Unsec’d Nt,
5.000%, 12/01/24[2]	97	97,000	0.1
7.625%, 04/15/21[2]	75	81,937	0.1
Holly Energy Partners LP/Holly Energy Finance Corp., Co Guar, 6.500%, 03/01/20	125	134,687	0.1
Jones Energy Holdings LLC/Jones Energy Finance Corp., Private Placement, Co Guar, 6.750%, 04/01/22[2]	160	168,800	0.1
Kodiak Oil & Gas Corp., Co Guar, (Canada),
5.500%, 01/15/21	90	93,825	0.1
5.500%, 02/01/22	93	96,487	0.1
Laredo Petroleum, Inc., Co Guar, 7.375%, 05/01/22	195	217,913	0.2
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Co Guar, 6.250%, 06/15/22	137	149,673	0.1
Martin Midstream Partners LP/Martin Midstream Finance Corp., Co Guar, 7.250%, 02/15/21	231	244,860	0.2
MEG Energy Corp., Private Placement, Co Guar, (Canada),
6.500%, 03/15/21[2]	85	90,100	0.1
7.000%, 03/31/24[2]	105	115,763	0.1
Memorial Resource Development Corp., Private Placement, Co Guar, 5.875%, 07/01/22[2]	289	291,168	0.3

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS (continued)
Memorial Resource Development LLC/Memorial Resource Finance Corp., Private Placement, Sr Unsec’d Nt, PIK, 10.000%, 12/15/18[2,17]	$65	$66,496	0.1%
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, Co Guar, 10.750%, 10/01/20	49	55,615	0.0	[12]
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., Private Placement, Sr Sec’d Nt, 8.125%, 11/15/21[2]	19	19,855	0.0	[12]
Newfield Exploration Co., Sr Unsec’d Nt,
5.625%, 07/01/24	105	115,238	0.1
5.750%, 01/30/22	300	331,500	0.3
NGL Energy Partners LP/NGL Energy Finance Corp., Private Placement, Co Guar,
5.125%, 07/15/19[2]	53	53,133	0.0	[12]
6.875%, 10/15/21[2]	105	111,825	0.1
Oasis Petroleum, Inc., Private Placement, Co Guar, 6.875%, 03/15/22[2]	180	196,200	0.2
Peabody Energy Corp., Co Guar,
6.000%, 11/15/18	115	119,888	0.1
6.250%, 11/15/21	300	298,875	0.3
Plains Exploration & Production Co., Co Guar,
6.750%, 02/01/22	18	20,453	0.0	[12]
6.875%, 02/15/23	160	187,200	0.2
PVR Partners LP/Penn Virginia Resource Finance Corp., Co Guar, 6.500%, 05/15/21	33	35,970	0.0	[12]
QEP Resources, Inc., Sr Unsec’d Nt,
5.250%, 05/01/23	239	244,378	0.2
5.375%, 10/01/22	343	353,290	0.3
6.875%, 03/01/21	140	157,150	0.2
Regency Energy Partners LP/Regency Energy Finance Corp., Co Guar,
5.875%, 03/01/22	152	165,110	0.1
6.500%, 07/15/21	320	348,800	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS (continued)
Rosetta Resources, Inc., Co Guar,
5.625%, 05/01/21	$59	$60,696	0.0%[12]
5.875%, 06/01/22	529	552,805	0.5
5.875%, 06/01/24	7	7,280	0.0	[12]
Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., Co Guar, 9.750%, 02/15/17	260	271,700	0.2
Samson Investment Co., Private Placement, Co Guar, 10.750%, 02/15/20[2,10]	595	626,981	0.5
Sanchez Energy Corp., Private Placement, Co Guar, 6.125%, 01/15/23[2]	69	71,243	0.1
SandRidge Energy, Inc., Co Guar, 7.500%, 03/15/21	80	86,700	0.1
SemGroup Corp., Co Guar, 7.500%, 06/15/21	109	119,355	0.1
SM Energy Co., Sr Unsec’d Nt,
5.000%, 01/15/24	160	159,200	0.1
6.500%, 11/15/21[10]	400	433,000	0.4
6.500%, 01/01/23	115	124,488	0.1
6.625%, 02/15/19	130	137,800	0.1
Southern Star Central Corp., Private Placement, Sr Unsec’d Nt, 5.125%, 07/15/22[2]	70	70,525	0.1
Stone Energy Corp., Co Guar, 7.500%, 11/15/22	426	469,665	0.4
Swift Energy Co., Co Guar,
7.125%, 06/01/17[10]	510	515,100	0.4
7.875%, 03/01/22	139	145,255	0.1
8.875%, 01/15/20	60	63,900	0.1
Talos Production LLC/Talos Production Finance, Inc., Private Placement, Co Guar, 9.750%, 02/15/18[2]	193	204,580	0.2
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Co Guar,
6.375%, 08/01/22	52	56,550	0.1
6.875%, 02/01/21	200	216,500	0.2
7.875%, 10/15/18	130	136,825	0.1
Ultra Petroleum Corp., Private Placement, Sr Unsec’d Nt, (Canada), 5.750%, 12/15/18[2]	80	84,000	0.1

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS (continued)
Vanguard Natural Resources LLC/VNR Finance Corp., Co Guar, 7.875%, 04/01/20	$220	$238,150	0.2%
W&T Offshore, Inc., Co Guar, 8.500%, 06/15/19	460	496,800	0.4
Western Refining, Inc., Co Guar, 6.250%, 04/01/21	71	74,195	0.1
Westmoreland Coal Co./Westmoreland Partners, Private Placement, Sr Sec’d Nt, 10.750%, 02/01/18[2]	75	80,531	0.1
WPX Energy, Inc., Sr Unsec’d Nt,
5.250%, 01/15/17	185	197,025	0.2
6.000%, 01/15/22	580	619,150	0.5

		18,093,291	15.7
Total Energy		21,803,936	18.9

FINANCIALS — 9.4%
BANKS — 2.7%
Barclays Bank plc, Sub Nt, (United Kingdom), 7.625%, 11/21/22	200	228,300	0.2
CIT Group, Inc., Private Placement, Sr Unsec’d Nt, 6.625%, 04/01/18[2]	130	145,925	0.1
CIT Group, Inc., Sr Unsec’d Nt,
3.875%, 02/19/19	145	147,262	0.1
4.250%, 08/15/17[10]	408	425,595	0.3
5.000%, 08/15/22	327	338,445	0.3
5.250%, 03/15/18	85	91,269	0.1
5.375%, 05/15/20	505	542,085	0.5
Royal Bank of Scotland Group plc, Sub Nt, (United Kingdom),
6.000%, 12/19/23	246	265,976	0.2
6.100%, 06/10/23	400	437,838	0.4
6.125%, 12/15/22	168	183,747	0.2
Royal Bank of Scotland plc (The), Sub Nt, (United Kingdom), Reg. S, VAR, 9.500%, 03/16/22	275	322,438	0.3

		3,128,880	2.7
CAPITAL MARKETS — 0.3%
E*TRADE Financial Corp., Sr Unsec’d Nt, 6.375%, 11/15/19	90	97,425	0.1
Oppenheimer Holdings, Inc., Sr Sec’d Nt, 8.750%, 04/15/18	105	112,088	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CAPITAL MARKETS (continued)
Walter Investment Management Corp., Private Placement, Co Guar, 7.875%, 12/15/21[2]	$103	$107,635	0.1%

		317,148	0.3
CONSUMER FINANCE — 2.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Private Placement, Co Guar, (Ireland), 4.500%, 05/15/21[2]	200	203,500	0.2
Ally Financial, Inc., Co Guar,
4.750%, 09/10/18	9	9,551	0.0	[12]
6.250%, 12/01/17[10]	505	564,337	0.5
7.500%, 09/15/20	140	168,700	0.1
8.000%, 03/15/20	968	1,176,120	1.0
8.000%, 11/01/31	227	289,993	0.3
First Cash Financial Services, Inc., Private Placement, Co Guar, 6.750%, 04/01/21[2]	35	37,275	0.0	[12]
General Motors Financial Co., Inc., Co Guar,
3.250%, 05/15/18	22	22,330	0.0	[12]
4.250%, 05/15/23	38	37,953	0.1

		2,509,759	2.2
DIVERSIFIED FINANCIAL SERVICES — 1.7%
ACE Cash Express, Inc., Private Placement, Sr Sec’d Nt, 11.000%, 02/01/19[2]	377	308,197	0.3
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., Private Placement, Co Guar, 7.750%, 02/15/18[2]	80	86,400	0.1
Capmark Financial Group, Inc., Zero Coupon, 05/10/10[1,4,9]	2,460	12,299	0.0	[12]
CNG Holdings, Inc., Private Placement, Sr Sec’d Nt, 9.375%, 05/15/20[2]	294	244,387	0.2
Denali Borrower LLC/Denali Finance Corp., Private Placement, Sr Sec’d Nt, 5.625%, 10/15/20[2]	523	554,380	0.5
Igloo Holdings Corp., Private Placement, Sr Unsec’d Nt, PIK, 9.000%, 12/15/17[2,17]	99	101,042	0.1

Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED FINANCIAL SERVICES (continued)
Jefferies Finance LLC/JFIN Co-Issuer Corp., Private Placement, Sr Unsec’d Nt, 6.875%, 04/15/22[2]	$200	$202,000	0.2%
Nationstar Mortgage LLC/Nationstar Capital Corp., Co Guar,
6.500%, 07/01/21	28	28,070	0.0	[12]
7.875%, 10/01/20	111	116,689	0.1
9.625%, 05/01/19	54	60,210	0.1
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Private Placement, Sr Unsec’d Nt, 5.625%, 03/15/20[2]	75	79,313	0.1
Nielsen Co. Luxembourg SARL (The), Private Placement, Co Guar, (Luxembourg), 5.500%, 10/01/21[2]	50	51,625	0.0	[12]
Speedy Cash Intermediate Holdings Corp., Private Placement, Sec’d Nt, 10.750%, 05/15/18[2]	65	65,975	0.0	[12]

		1,910,587	1.7
INSURANCE — 1.5%
American International Group, Inc., Jr Sub Nt, VAR, 8.175%, 05/15/58	225	309,937	0.3
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, Private Placement, Sr Unsec’d Nt, 7.875%, 12/15/20[2]	65	68,656	0.0	[12]
Fidelity & Guaray Life Holdings, Inc., Private Placement, Sr Unsec’d Nt, 6.375%, 04/01/21[2]	79	84,727	0.1
Hartford Financial Services Group, Inc. (The), Jr Sub Nt, VAR, 8.125%, 06/15/38	100	118,250	0.1
Liberty Mutual Group, Inc., Private Placement, Co Guar, VAR, 10.750%, 06/15/58[2]	380	580,450	0.5
National Financial Partners Corp., Private Placement, Sr Unsec’d Nt, 9.000%, 07/15/21[2]	81	88,290	0.1
Prudential Financial, Inc., Jr Sub Nt, VAR, 5.625%, 06/15/43	142	151,895	0.1
USI, Inc., Private Placement, Sr Unsec’d Nt, 7.750%, 01/15/21[2]	343	352,433	0.3

		1,754,638	1.5

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.7%
CNL Lifestyle Properties, Inc., Co Guar, 7.250%, 04/15/19	$171	$179,764	0.2%
Crown Castle International Corp., Sr Unsec’d Nt,
4.875%, 04/15/22	107	110,611	0.1
5.250%, 01/15/23	211	219,968	0.2
DuPont Fabros Technology LP, Co Guar, 5.875%, 09/15/21	133	138,985	0.1
Rayonier AM Products, Inc., Private Placement, Co Guar, 5.500%, 06/01/24[2]	160	162,800	0.1
RHP Hotel Properties LP/RHP Finance Corp., Co Guar, 5.000%, 04/15/21	59	58,852	0.0	[12]

		870,980	0.7
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Services, Inc., Co Guar, 6.625%, 10/15/20	150	159,188	0.1
Kennedy-Wilson, Inc., Co Guar, 5.875%, 04/01/24	18	18,270	0.0	[12]
Mattamy Group Corp., Private Placement, Sr Unsec’d Nt, (Canada), 6.500%, 11/15/20[2]	192	196,800	0.2

		374,258	0.3
Total Financials		10,866,250	9.4

HEALTH CARE — 9.7%
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Alere, Inc., Co Guar, 6.500%, 06/15/20	213	223,650	0.2
Biomet, Inc., Co Guar,
6.500%, 08/01/20	200	215,500	0.2
6.500%, 10/01/20	225	240,188	0.2
ConvaTec Healthcare E S.A., Private Placement, Co Guar, (Luxembourg), 10.500%, 12/15/18[2]	506	547,745	0.5
Hologic, Inc., Co Guar, 6.250%, 08/01/20	70	73,850	0.0	[12]
Teleflex, Inc., Private Placement, Co Guar, 5.250%, 06/15/24[2]	105	106,050	0.1

		1,406,983	1.2

Description	Par (000)	Value	Percent of Net Assets*

HEALTH CARE PROVIDERS & SERVICES — 6.1%
Acadia Healthcare Co., Inc., Co Guar, 6.125%, 03/15/21	$108	$113,400	0.1%
Acadia Healthcare Co., Inc., Private Placement, Co Guar, 5.125%, 07/01/22[2]	105	105,262	0.1
Amsurg Corp., Co Guar, 5.625%, 11/30/20	65	65,650	0.1
Catamaran Corp., Co Guar, (Canada), 4.750%, 03/15/21	50	50,500	0.0	[12]
Centene Corp., Sr Unsec’d Nt, 4.750%, 05/15/22	45	45,675	0.0	[12]
CHS/Community Health Systems, Inc., Co Guar,
7.125%, 07/15/20	203	219,747	0.2
8.000%, 11/15/19	180	197,100	0.2
CHS/Community Health Systems, Inc., Private Placement, Co Guar, 6.875%, 02/01/22[2]	215	227,900	0.2
CHS/Community Health Systems, Inc., Private Placement, Sr Sec’d Nt, 5.125%, 08/01/21[2]	110	112,750	0.1
CHS/Community Health Systems, Inc., Sr Sec’d Nt, 5.125%, 08/15/18	45	47,194	0.0	[12]
DaVita HealthCare Partners, Inc., Co Guar,
5.125%, 07/15/24	170	171,062	0.2
6.625%, 11/01/20	140	148,750	0.1
Envision Healthcare Corp., Private Placement, Co Guar, 5.125%, 07/01/22[2]	140	141,225	0.1
Fresenius Medical Care U.S. Finance II, Inc., Private Placement, Co Guar,
5.625%, 07/31/19[2]	67	73,030	0.1
5.750%, 02/15/21[2]	90	98,325	0.1
5.875%, 01/31/22[2]	105	116,025	0.1
HCA Holdings, Inc., Sr Unsec’d Nt, 6.250%, 02/15/21	350	375,813	0.3
HCA, Inc., Co Guar,
5.875%, 05/01/23	100	104,625	0.1
7.500%, 02/15/22[10]	270	311,512	0.3
8.000%, 10/01/18	180	212,850	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HEALTH CARE PROVIDERS & SERVICES (continued)
HCA, Inc., Sr Sec’d Nt,
3.750%, 03/15/19	$122	$123,068	0.1%
4.750%, 05/01/23	115	114,856	0.1
5.000%, 03/15/24	139	140,921	0.1
5.875%, 03/15/22[10]	200	216,750	0.2
IASIS Healthcare LLC/IASIS Capital Corp., Co Guar, 8.375%, 05/15/19	212	226,045	0.2
inVentiv Health, Inc., Private Placement, Co Guar,
11.000%, 08/15/18[2]	38	36,290	0.1
11.000%, 08/15/18[2]	510	485,775	0.4
inVentiv Health, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 01/15/18[2]	140	150,500	0.1
LifePoint Hospitals, Inc., Private Placement, Co Guar, 5.500%, 12/01/21[2]	144	150,840	0.1
MPH Acquisition Holdings LLC, Private Placement, Co Guar, 6.625%, 04/01/22[2]	430	450,425	0.4
National Mentor Holdings, Inc., Private Placement, Co Guar, 12.500%, 02/15/18[2]	615	653,438	0.6
Tenet Healthcare Corp., Private Placement, Sr Unsec’d Nt, 5.000%, 03/01/19[2]	143	144,966	0.1
Tenet Healthcare Corp., Sr Sec’d Nt,
4.500%, 04/01/21	75	75,469	0.1
4.750%, 06/01/20	75	76,687	0.1
6.000%, 10/01/20	173	187,705	0.1
6.250%, 11/01/18	105	116,550	0.1
Tenet Healthcare Corp., Sr Unsec’d Nt,
6.750%, 02/01/20	30	32,588	0.0	[12]
8.000%, 08/01/20	138	149,557	0.1
8.125%, 04/01/22	259	299,793	0.3
United Surgical Partners International, Inc., Co Guar, 9.000%, 04/01/20	220	242,825	0.2

		7,013,443	6.1
HEALTH CARE TECHNOLOGY — 0.2%
IMS Health, Inc., Private Placement, Sr Unsec’d Nt, 6.000%, 11/01/20[2]	180	189,000	0.2

Description	Par (000)	Value	Percent of Net Assets*

PHARMACEUTICALS — 2.2%
Capsugel S.A., Private Placement, Sr Unsec’d Nt, (Luxembourg), PIK, 7.000%, 05/15/19[2,17]	$90	$92,700	0.1%
Catalent Pharma Solutions, Inc., Co Guar, 7.875%, 10/15/18	147	149,573	0.1
Celtic Pharma Phinco B.V., (Bermuda), PIK, 17.000%, 06/15/12[1,4,9,16,17]	2,805	280	0.0	[12]
Endo Finance LLC & Endo Finco, Inc., Private Placement, Co Guar,
7.000%, 07/15/19[2]	75	80,156	0.0	[12]
7.000%, 12/15/20[2]	75	80,250	0.1
7.250%, 01/15/22[2]	83	89,640	0.1
Endo Finance LLC, Private Placement, Co Guar, 5.750%, 01/15/22[2]	190	193,800	0.2
Grifols Worldwide Operations Ltd., Private Placement, Sr Unsec’d Nt, (Ireland), 5.250%, 04/01/22[2]	200	207,500	0.2
Par Pharmaceutical Cos., Inc., Co Guar, 7.375%, 10/15/20	60	64,500	0.0	[12]
Salix Pharmaceuticals Ltd., Private Placement, Co Guar, 6.000%, 01/15/21[2]	110	117,975	0.1
Valeant Pharmaceuticals International, Inc., Private Placement, Co Guar, (Canada),
5.625%, 12/01/21[2]	115	118,306	0.1
6.375%, 10/15/20[2]	575	610,938	0.5
6.750%, 08/15/18[2]	354	381,435	0.3
7.500%, 07/15/21[2]	358	396,485	0.4

		2,583,538	2.2
Total Health Care		11,192,964	9.7

INDUSTRIALS — 13.7%
AEROSPACE & DEFENSE — 1.0%
Alliant Techsystems, Inc., Private Placement, Co Guar, 5.250%, 10/01/21[2]	93	96,022	0.1
B/E Aerospace, Inc., Sr Unsec’d Nt, 5.250%, 04/01/22	90	97,988	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

AEROSPACE & DEFENSE (continued)
Bombardier, Inc., Private Placement, Sr Unsec’d Nt, (Canada),
4.750%, 04/15/19[2]	$120	$122,100	0.1%
6.125%, 01/15/23[2]	55	56,650	0.1
7.500%, 03/15/18[2]	150	169,125	0.1
GenCorp, Inc., Sec’d Nt, 7.125%, 03/15/21	65	71,013	0.1
Kratos Defense & Security Solutions, Inc., Private Placement, Sr Sec’d Nt, 7.000%, 05/15/19[2]	60	62,400	0.1
Spirit AeroSystems, Inc., Private Placement, Co Guar, 5.250%, 03/15/22[2]	56	56,840	0.0	[12]
TransDigm, Inc., Private Placement, Co Guar,
6.000%, 07/15/22[2]	287	294,892	0.2
6.500%, 07/15/24[2]	87	90,589	0.1

		1,117,619	1.0
AIRLINES — 1.5%
Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21[10]	609	700,262	0.6
Continental Airlines 2012-1 Class B Pass-Through Trust, 6.250%, 04/11/20	674	734,644	0.6
UAL 2007-1 Pass-Through Trust, Private Placement, 7.336%, 07/02/19[2]	71	78,276	0.1
United Airlines 2007-1 Class C Pass-Through Trust, Private Placement, VAR, 2.599%, 07/02/14[2]	78	77,521	0.1
US Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	155	160,425	0.1

		1,751,128	1.5
BUILDING PRODUCTS — 0.6%
Griffon Corp., Co Guar, 5.250%, 03/01/22	160	159,000	0.1
Masco Corp., Sr Unsec’d Nt,
5.950%, 03/15/22	43	47,515	0.1
7.125%, 03/15/20	10	11,767	0.0	[12]
Masonite International Corp., Private Placement, Co Guar, (Canada), 8.250%, 04/15/21[2]	340	370,600	0.3

Description	Par (000)	Value	Percent of Net Assets*

BUILDING PRODUCTS (continued)
USG Corp., Private Placement, Co Guar,
5.875%, 11/01/21[2]	$56	$59,360	0.1%
7.875%, 03/30/20[2]	5	5,538	0.0	[12]

		653,780	0.6
COMMERCIAL SERVICES & SUPPLIES — 4.1%
ACCO Brands Corp., Co Guar, 6.750%, 04/30/20	60	62,850	0.1
ADT Corp. (The), Sr Unsec’d Nt,
3.500%, 07/15/22	54	49,140	0.1
4.125%, 04/15/19	65	65,406	0.1
4.125%, 06/15/23	276	254,610	0.2
6.250%, 10/15/21	255	270,300	0.2
Aramark Services, Inc., Co Guar, 5.750%, 03/15/20	165	174,487	0.2
Casella Waste Systems, Inc., Co Guar, 7.750%, 02/15/19	375	391,875	0.3
Ceridian LLC/Comdata, Inc., Private Placement, Co Guar, 8.125%, 11/15/17[2]	34	34,340	0.0	[12]
Clean Harbors, Inc., Co Guar, 5.125%, 06/01/21	150	153,281	0.1
Covanta Holding Corp., Sr Unsec’d Nt, 5.875%, 03/01/24	80	82,700	0.1
Deluxe Corp., Co Guar, 7.000%, 03/15/19	93	99,510	0.1
Garda World Security Corp., Private Placement, Co Guar, (Canada),
7.250%, 11/15/21[2]	325	341,656	0.3
Harland Clarke Holdings Corp., Private Placement, Sr Sec’d Nt,
6.875%, 03/01/20[2]	105	111,300	0.1
9.750%, 08/01/18[2]	145	159,319	0.1
Harland Clarke Holdings Corp., Private Placement, Sr Unsec’d Nt, 9.250%, 03/01/21[2]	90	94,275	0.1
ILFC E-Capital Trust I, Private Placement, VAR, 5.020%, 12/21/65[2]	450	441,000	0.4
ILFC E-Capital Trust II, Private Placement, VAR, 6.250%, 12/21/65[2]	520	520,000	0.5

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

COMMERCIAL SERVICES & SUPPLIES (continued)
Iron Mountain, Inc., Co Guar,
5.750%, 08/15/24	$50	$51,500	0.0%[12]
7.750%, 10/01/19	100	109,375	0.1
Jaguar Holding Co. I, Private Placement, Sr Unsec’d Nt, PIK, 9.375%, 10/15/17[2,17]	50	51,750	0.0	[12]
Jurassic Holdings III, Inc., Private Placement, Sec’d Nt, 6.875%, 02/15/21[2]	155	158,100	0.1
Mobile Mini, Inc., Co Guar, 7.875%, 12/01/20	200	219,000	0.2
Mustang Merger Corp., Private Placement, Sr Unsec’d Nt, 8.500%, 08/15/21[2]	83	90,470	0.1
Quad/Graphics, Inc., Private Placement, Sr Unsec’d Nt, 7.000%, 05/01/22[2]	150	150,000	0.1
Quebecor World Capital Escrow Corp., (Canada),
6.125%, 07/13/14[1,4,9]	1,415	14,150	0.0	[12]
6.500%, 08/01/27[1,4,9]	810	8,100	0.0	[12]
9.750%, 01/15/15[1,4,9]	585	5,850	0.0	[12]
R.R. Donnelley & Sons Co., Sr Unsec’d Nt,
6.000%, 04/01/24	160	161,600	0.1
6.500%, 11/15/23	100	104,500	0.1
7.000%, 02/15/22	75	82,688	0.1
West Corp., Private Placement, Co Guar, 5.375%, 07/15/22[2]	257	254,430	0.2

		4,767,562	4.1
CONSTRUCTION & ENGINEERING — 0.5%
Dycom Investments, Inc., Co Guar, 7.125%, 01/15/21	120	129,000	0.1
MasTec, Inc., Co Guar, 4.875%, 03/15/23	77	75,845	0.1
Tutor Perini Corp., Co Guar, 7.625%, 11/01/18[10]	400	421,000	0.3

		625,845	0.5
ELECTRICAL EQUIPMENT — 0.5%
Artesyn Escrow, Inc., Private Placement, Sr Sec’d Nt, 9.750%, 10/15/20[2]	34	33,405	0.0	[12]

Description	Par (000)	Value	Percent of Net Assets*

ELECTRICAL EQUIPMENT (continued)
International Wire Group Holdings, Inc., Private Placement, Sec’d Nt, 8.500%, 10/15/17[2]	$410	$444,850	0.4%
Sensata Technologies B.V., Private Placement, Co Guar, (Netherlands), 4.875%, 10/15/23[2]	117	116,123	0.1

		594,378	0.5
INDUSTRIAL CONGLOMERATES — 0.1%
J.M. Huber Corp., Private Placement, Sr Unsec’d Nt, 9.875%, 11/01/19[2]	75	85,406	0.1

MACHINERY — 1.3%
Amsted Industries, Inc., Private Placement, Co Guar, 5.000%, 03/15/22[2]	60	60,000	0.1
BlueLine Rental Finance Corp., Private Placement, Sec’d Nt, 7.000%, 02/01/19[2]	345	368,287	0.3
Bluewater Holding B.V., Private Placement, Co Guar, (Netherlands), Reg. S, 10.000%, 12/10/19[2]	400	426,000	0.4
CNH Industrial Capital LLC, Co Guar, 3.625%, 04/15/18	107	109,274	0.1
Columbus McKinnon Corp., Co Guar, 7.875%, 02/01/19	180	192,150	0.1
Milacron LLC/Mcron Finance Corp., Private Placement, Co Guar, 7.750%, 02/15/21[2]	304	332,880	0.3

		1,488,591	1.3
MARINE — 0.8%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., Private Placement, Co Guar, 7.250%, 05/01/22[2]	343	356,720	0.3
Ridgebury Crude Tankers LLC, Private Placement, Sr Sec’d Nt, 7.625%, 03/20/17[2]	100	102,250	0.1
Shelf Drilling Holdings Ltd., Private Placement, Sr Sec’d Nt, (Cayman Islands), 8.625%, 11/01/18[2]	125	133,750	0.1
Ultrapetrol Bahamas Ltd., Sr Sec’d Nt, (Bahamas), 8.875%, 06/15/21	327	353,977	0.3

		946,697	0.8

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

ROAD & RAIL — 1.0%
Ashtead Capital, Inc., Private Placement, Sec’d Nt, 6.500%, 07/15/22[2,10]	$200	$218,500	0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Co Guar, 9.750%, 03/15/20	335	379,387	0.3
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Private Placement, Co Guar, 5.125%, 06/01/22[2]	175	175,219	0.2
Hertz Corp. (The), Co Guar, 7.375%, 01/15/21	345	374,325	0.3

		1,147,431	1.0
TRADING COMPANIES & DISTRIBUTORS — 2.3%
Aircastle Ltd., Sr Unsec’d Nt, (Bermuda),
6.250%, 12/01/19	30	32,850	0.0	[12]
7.625%, 04/15/20[10]	200	233,500	0.2
H&E Equipment Services, Inc., Co Guar, 7.000%, 09/01/22	84	92,820	0.1
HD Supply, Inc., Co Guar, 7.500%, 07/15/20	150	163,875	0.1
HD Supply, Inc., Sr Sec’d Nt, 8.125%, 04/15/19	145	159,319	0.1
International Lease Finance Corp., Sr Unsec’d Nt,
4.625%, 04/15/21	21	21,683	0.0	[12]
8.250%, 12/15/20[10]	888	1,096,680	1.0
United Rentals North America, Inc., Co Guar,
5.750%, 11/15/24	25	25,969	0.0	[12]
6.125%, 06/15/23	447	479,407	0.4
7.625%, 04/15/22	150	168,375	0.2
United Rentals North America, Inc., Sr Unsec’d Nt, 8.250%, 02/01/21	160	178,000	0.2

		2,652,478	2.3
Total Industrials		15,830,915	13.7

INFORMATION TECHNOLOGY — 7.0%
COMMUNICATIONS EQUIPMENT — 1.7%
Alcatel-Lucent USA, Inc., Private Placement, Co Guar,
4.625%, 07/01/17[2]	200	206,500	0.2
6.750%, 11/15/20[2]	400	426,000	0.3

Description	Par (000)	Value	Percent of Net Assets*

COMMUNICATIONS EQUIPMENT (continued)
Alcatel-Lucent USA, Inc., Sr Unsec’d Nt, 6.450%, 03/15/29	$173	$171,270	0.2%
Avaya, Inc., Private Placement, Sec’d Nt, 10.500%, 03/01/21[2]	175	161,437	0.1
Avaya, Inc., Private Placement, Sr Sec’d Nt, 7.000%, 04/01/19[2,10]	475	475,000	0.4
CommScope, Inc., Private Placement, Co Guar,
5.000%, 06/15/21[2]	23	23,460	0.0	[12]
5.500%, 06/15/24[2]	23	23,374	0.0	[12]
CyrusOne LP/CyrusOne Finance Corp., Co Guar, 6.375%, 11/15/22	58	62,495	0.1
Goodman Networks, Inc., Private Placement, Sr Sec’d Nt, 12.375%, 07/01/18[2]	98	107,555	0.1
Goodman Networks, Inc., Sr Sec’d Nt, 12.125%, 07/01/18	320	351,200	0.3

		2,008,291	1.7
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Anixter, Inc., Co Guar, 5.625%, 05/01/19	50	53,687	0.1
Belden, Inc., Private Placement, Co Guar, 5.250%, 07/15/24[2]	53	53,397	0.0	[12]
Brightstar Corp., Private Placement, Co Guar, 9.500%, 12/01/16[2]	215	230,588	0.2
CDW LLC/CDW Finance Corp., Co Guar, 8.500%, 04/01/19	229	247,893	0.2
Sanmina Corp., Private Placement, Sr Sec’d Nt, 4.375%, 06/01/19[2]	80	79,900	0.1
Viasystems, Inc., Private Placement, Sr Sec’d Nt, 7.875%, 05/01/19[2]	104	109,980	0.1

		775,445	0.7
INTERNET SOFTWARE & SERVICES — 0.2%
Bankrate, Inc., Private Placement, Co Guar, 6.125%, 08/15/18[2]	60	63,675	0.1
Equinix, Inc., Sr Unsec’d Nt, 4.875%, 04/01/20	128	131,200	0.1
IAC/InterActiveCorp, Co Guar, 4.875%, 11/30/18	35	36,488	0.0	[12]

		231,363	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

IT SERVICES — 2.5%
Ceridian LLC, Private Placement, Sr Sec’d Nt, 8.875%, 07/15/19[2]	$85	$96,050	0.1%
First Data Corp., Co Guar,
10.625%, 06/15/21	74	86,210	0.1
11.250%, 01/15/21	106	123,755	0.1
11.750%, 08/15/21	313	371,296	0.3
12.625%, 01/15/21	274	337,363	0.3
First Data Corp., Private Placement, Sec’d Nt, 8.250%, 01/15/21[2,10]	530	580,350	0.5
PIK, 10.000%, 01/15/22[2,17]	220	243,144	0.2
First Data Corp., Private Placement, Sr Sec’d Nt, 6.750%, 11/01/20[2,10]	400	433,000	0.4
iGATE Corp., Private Placement, Co Guar, 4.750%, 04/15/19[2]	91	92,592	0.1
Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., Co Guar, 5.750%, 04/15/23	190	203,775	0.2
SunGard Data Systems, Inc., Co Guar,
6.625%, 11/01/19	100	105,250	0.1
7.625%, 11/15/20	164	178,760	0.1

		2,851,545	2.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Advanced Micro Devices, Inc., Private Placement, Sr Unsec’d Nt,
6.750%, 03/01/19[2]	175	186,375	0.1
7.000%, 07/01/24[2]	85	86,806	0.1
Advanced Micro Devices, Inc., Sr Unsec’d Nt,
7.500%, 08/15/22	79	85,221	0.1
7.750%, 08/01/20	54	57,578	0.0	[12]
Amkor Technology, Inc., Sr Unsec’d Nt, 6.375%, 10/01/22	125	133,125	0.1
Entegris, Inc., Private Placement, Co Guar, 6.000%, 04/01/22[2]	55	56,650	0.1
Freescale Semiconductor, Inc., Co Guar, 8.050%, 02/01/20	46	49,680	0.0	[12]
Freescale Semiconductor, Inc., Private Placement, Sr Sec’d Nt,
5.000%, 05/15/21[2]	115	117,875	0.1
6.000%, 01/15/22[2]	58	61,770	0.1

Description	Par (000)	Value	Percent of Net Assets*

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
Micron Technology, Inc., Private Placement, Sr Unsec’d Nt, 5.875%, 02/15/22[2]	$50	$53,625	0.0%[12]

		888,705	0.7
SOFTWARE — 0.8%
Activision Blizzard, Inc., Private Placement, Co Guar,
5.625%, 09/15/21[2]	95	102,362	0.1
6.125%, 09/15/23[2]	160	176,000	0.1
Audatex North America, Inc., Private Placement, Co Guar,
6.000%, 06/15/21[2]	140	149,450	0.1
6.125%, 11/01/23[2]	49	52,307	0.1
Infor Software Parent LLC/Infor Software Parent, Inc., Private Placement, Co Guar, PIK, 7.125%, 05/01/21[2,17]	108	110,430	0.1
Infor U.S., Inc., Co Guar, 9.375%, 04/01/19	170	189,338	0.2
Nuance Communications, Inc., Private Placement, Co Guar, 5.375%, 08/15/20[2]	118	122,130	0.1

		902,017	0.8
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
NCR Corp., Co Guar, 5.000%, 07/15/22	35	35,437	0.0	[12]
NCR Corp., Private Placement, Co Guar,
5.875%, 12/15/21[2]	15	15,825	0.0	[12]
6.375%, 12/15/23[2]	40	43,400	0.1
Nokia OYJ, Sr Unsec’d Nt, (Finland),
5.375%, 05/15/19	101	108,828	0.1
6.625%, 05/15/39	100	108,500	0.1
Seagate HDD Cayman, Co Guar, (Cayman Islands), 6.875%, 05/01/20	155	167,594	0.1

		479,584	0.4
Total Information Technology		8,136,950	7.0

MATERIALS — 14.0%
CHEMICALS — 3.0%
Ashland, Inc., Co Guar, 4.750%, 08/15/22	193	193,965	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CHEMICALS (continued)
Ashland, Inc., Sr Unsec’d Nt,
3.000%, 03/15/16	$144	$146,880	0.1%
3.875%, 04/15/18	177	182,089	0.2
Axiall Corp., Co Guar, 4.875%, 05/15/23	280	278,600	0.2
Basell Finance Co., B.V., Private Placement, Co Guar, (Netherlands), 8.100%, 03/15/27[2]	215	288,835	0.3
Chemtura Corp., Co Guar, 5.750%, 07/15/21	89	92,337	0.1
Eagle Spinco, Inc., Co Guar, 4.625%, 02/15/21	25	24,812	0.0	[12]
INEOS Group Holdings S.A., Private Placement, Co Guar, (Luxembourg), 6.125%, 08/15/18[2]	200	207,000	0.2
LyondellBasell Industries N.V., Sr Unsec’d Nt, (Netherlands), 6.000%, 11/15/21[10]	335	400,578	0.3
NOVA Chemicals Corp., Sr Unsec’d Nt, (Canada), 5.250%, 08/01/23	50	54,625	0.0	[12]
Nufarm Australia Ltd., Private Placement, Co Guar, (Australia), 6.375%, 10/15/19[2]	166	173,678	0.2
OMNOVA Solutions, Inc., Co Guar, 7.875%, 11/01/18	330	346,500	0.3
PetroLogistics LP/PetroLogistics Finance Corp., Co Guar, 6.250%, 04/01/20	110	119,900	0.1
PolyOne Corp., Sr Unsec’d Nt,
5.250%, 03/15/23	242	248,655	0.2
7.375%, 09/15/20	247	268,304	0.2
Rain CII Carbon LLC and CII Carbon Corp., Private Placement, Sec’d Nt,
8.000%, 12/01/18[2]	140	147,000	0.1
8.250%, 01/15/21[2]	200	210,000	0.2
Tronox Finance LLC, Co Guar, 6.375%, 08/15/20	110	113,575	0.1

		3,497,333	3.0
CONSTRUCTION MATERIALS — 2.7%
Cemex Espana S.A., Private Placement, Sr Sec’d Nt, (Spain),
9.250%, 05/12/20[2]	225	246,094	0.2
9.875%, 04/30/19[2]	750	860,625	0.7

Description	Par (000)	Value	Percent of Net Assets*

CONSTRUCTION MATERIALS (continued)
Cemex Finance LLC, 8.910%, 09/15/17[9]	$337	$338,185	0.3%
Cemex Finance LLC, Private Placement, Sr Sec’d Nt, 6.000%, 04/01/24[2]	200	208,250	0.2
Cemex S.A.B. de C.V., Private Placement, Sr Sec’d Nt, (Mexico),
6.500%, 12/10/19[2]	200	214,250	0.2
7.250%, 01/15/21[2]	200	220,000	0.2
9.000%, 01/11/18[2]	200	214,700	0.2
Headwaters, Inc., Private Placement, Co Guar, 7.250%, 01/15/19[2]	99	104,692	0.1
Lafarge S.A., Sr Unsec’d Nt, (France), 7.125%, 07/15/36	150	174,000	0.1
U.S. Concrete, Inc., Private Placement, Sr Sec’d Nt, 8.500%, 12/01/18[2]	100	108,500	0.1
Vulcan Materials Co., Sr Unsec’d Nt, 7.500%, 06/15/21[10]	410	485,338	0.4

		3,174,634	2.7
CONTAINERS & PACKAGING — 1.8%
Ardagh Packaging Finance plc, Private Placement, Co Guar, (Ireland), 9.125%, 10/15/20[2,10]	200	221,500	0.2
Ardagh Packaging Finance plc, Private Placement, Sr Sec’d Nt, (Ireland), 7.375%, 10/15/17[2,10]	200	211,060	0.2
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., Private Placement, Co Guar, (Ireland), 9.125%, 10/15/20[2,10]	200	220,500	0.2
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., Private Placement, Sr Unsec’d Nt, (Ireland), 7.000%, 11/15/20[2]	35	36,529	0.0	[12]
Ball Corp., Co Guar, 4.000%, 11/15/23	85	80,963	0.1
Berry Plastics Corp., Sec’d Nt,
5.500%, 05/15/22	115	115,647	0.1
9.750%, 01/15/21	300	342,000	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CONTAINERS & PACKAGING (continued)
Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, Private Placement, CoGuar, (Luxembourg),
5.625%, 12/15/16[2]	$140	$143,500	0.1%
6.000%, 06/15/17[2]	65	66,625	0.1
Cascades, Inc., Private Placement, Sr Unsec’d Nt, (Canada), 5.500%, 07/15/22[2]	135	134,663	0.1
Constar International, Inc., 11.000%, 12/31/17[1,4,9]	269	44,631	0.0	[12]
Sealed Air Corp., Private Placement, Co Guar,
6.500%, 12/01/20[2]	120	135,000	0.1
8.125%, 09/15/19[2]	70	77,088	0.1
8.375%, 09/15/21[2]	205	234,725	0.2

		2,064,431	1.8
METALS & MINING — 6.1%
AK Steel Corp., Sr Sec’d Nt, 8.750%, 12/01/18	155	173,600	0.2
Alcoa, Inc., Sr Unsec’d Nt,
5.400%, 04/15/21	100	108,480	0.1
5.720%, 02/23/19	110	122,317	0.1
5.900%, 02/01/27	92	98,405	0.1
6.150%, 08/15/20	50	56,488	0.0	[12]
6.750%, 01/15/28	68	75,788	0.1
Aleris International, Inc., Co Guar,
7.625%, 02/15/18	75	77,437	0.1
7.875%, 11/01/20	54	56,160	0.0	[12]
APERAM, Private Placement, Sr Unsec’d Nt, (Luxembourg),
7.375%, 04/01/16[2]	150	154,500	0.1
7.750%, 04/01/18[2]	300	319,125	0.3
ArcelorMittal, Sr Unsec’d Nt, (Luxembourg),
6.750%, 02/25/22	510	571,200	0.5
7.500%, 10/15/39	530	583,000	0.5
10.350%, 06/01/19	565	723,200	0.6
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, Private Placement, Co Guar, (Australia), 7.125%, 05/01/18[2]	51	54,761	0.0	[12]

Description	Par (000)	Value	Percent of Net Assets*

METALS & MINING (continued)
Coeur Mining, Inc., Co Guar, 7.875%, 02/01/21	$265	$266,325	0.2%
Commercial Metals Co., Sr Unsec’d Nt,
4.875%, 05/15/23	20	19,500	0.0	[12]
6.500%, 07/15/17	150	167,062	0.1
7.350%, 08/15/18	75	85,875	0.1
First Quantum Minerals Ltd., Private Placement, Co Guar, (Canada),
6.750%, 02/15/20[2]	54	55,620	0.1
7.000%, 02/15/21[2]	54	55,553	0.0	[12]
7.250%, 05/15/22[2]	226	235,605	0.2
FMG Resources August 2006 Pty Ltd., Private Placement, Co Guar, (Australia),
6.000%, 04/01/17[2]	54	55,755	0.0	[12]
6.875%, 02/01/18[2,10]	545	572,250	0.5
6.875%, 04/01/22[2]	205	219,862	0.2
Hecla Mining Co., Co Guar, 6.875%, 05/01/21	245	243,163	0.2
HudBay Minerals, Inc., Co Guar, (Canada), 9.500%, 10/01/20	35	38,500	0.0	[12]
JMC Steel Group, Inc., Private Placement, Sr Unsec’d Nt, 8.250%, 03/15/18[2]	110	112,200	0.1
Kaiser Aluminum Corp., Co Guar, 8.250%, 06/01/20	261	293,625	0.3
KGHM International Ltd., Private Placement, Co Guar, (Canada), 7.750%, 06/15/19[2]	54	57,983	0.1
New Gold, Inc., Private Placement, Co Guar, (Canada), 7.000%, 04/15/20[2]	56	59,850	0.1
New Gold, Inc., Private Placement, Sr Unsec’d Nt, (Canada), 6.250%, 11/15/22[2]	103	107,120	0.1
Novelis, Inc., Co Guar, (Canada), 8.750%, 12/15/20[10]	429	476,190	0.4
Prince Mineral Holding Corp., Private Placement, Sr Sec’d Nt, 11.750%, 12/15/19[2]	50	56,375	0.1
Ryerson, Inc./Joseph T Ryerson & Son, Inc., Sr Sec’d Nt, 9.000%, 10/15/17	110	117,700	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

METALS & MINING (continued)
Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., Private Placement, Sr Unsec’d Nt, 6.375%, 05/01/22[2]	$115	$116,438	0.1%
Steel Dynamics, Inc., Co Guar,
5.250%, 04/15/23	112	115,920	0.1
6.125%, 08/15/19	108	117,450	0.1
6.375%, 08/15/22	108	117,450	0.1
Taseko Mines Ltd., Co Guar, (Canada), 7.750%, 04/15/19	110	110,550	0.1

		7,048,382	6.1
PAPER & FOREST PRODUCTS — 0.4%
Louisiana-Pacific Corp., Co Guar, 7.500%, 06/01/20	83	91,300	0.1
Norbord, Inc., Private Placement, Sr Sec’d Nt, (Canada), 5.375%, 12/01/20[2]	135	136,350	0.1
Resolute Forest Products, Inc., Co Guar, 5.875%, 05/15/23	28	27,580	0.0	[12]
Unifrax I LLC/Unifrax Holding Co., Private Placement, Co Guar, 7.500%, 02/15/19[2]	160	167,200	0.2

		422,430	0.4
Total Materials		16,207,210	14.0

TELECOMMUNICATION SERVICES — 16.0%
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.9%
Altice Financing S.A., Private Placement, Sr Sec’d Nt, (Luxembourg), 6.500%, 01/15/22[2]	200	213,000	0.2
Altice Finco S.A., Private Placement, Co Guar, (Luxembourg), 8.125%, 01/15/24[2]	200	220,500	0.2
CCO Holdings LLC/CCO Holdings Capital Corp., Co Guar,
6.500%, 04/30/21	512	545,280	0.5
8.125%, 04/30/20	570	617,025	0.5
Cincinnati Bell, Inc., Co Guar,
8.375%, 10/15/20	70	76,738	0.1
8.750%, 03/15/18	135	141,581	0.1
Embarq Corp., Sr Unsec’d Nt, 7.995%, 06/01/36	1,478	1,614,715	1.4

Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED TELECOMMUNICATION SERVICES (continued)
Frontier Communications Corp., Sr Unsec’d Nt,
8.500%, 04/15/20	$40	$47,200	0.0%[12]
8.750%, 04/15/22	175	203,000	0.2
9.250%, 07/01/21	247	295,782	0.3
Intelsat Jackson Holdings S.A., Co Guar, (Luxembourg),
5.500%, 08/01/23	460	457,700	0.4
6.625%, 12/15/22	185	193,094	0.2
7.250%, 04/01/19	100	106,375	0.1
7.250%, 10/15/20	375	404,062	0.3
Intelsat Luxembourg S.A., Co Guar, (Luxembourg),
7.750%, 06/01/21	335	354,681	0.3
8.125%, 06/01/23	403	435,744	0.4
Level 3 Communications, Inc., Sr Unsec’d Nt,
8.875%, 06/01/19	485	530,469	0.4
11.875%, 02/01/19	700	777,000	0.7
Level 3 Financing, Inc., Co Guar,
7.000%, 06/01/20	57	62,273	0.1
8.125%, 07/01/19[10]	417	455,051	0.4
8.625%, 07/15/20	234	262,080	0.2
Level 3 Financing, Inc., Private Placement, Co Guar,
VAR, 3.823%, 01/15/18[2]	50	50,875	0.0	[12]
6.125%, 01/15/21[2]	100	107,125	0.1
PAETEC Holding Corp., Co Guar, 9.875%, 12/01/18	50	53,875	0.0	[12]
Qwest Capital Funding, Inc., Co Guar, 7.750%, 02/15/31	400	414,000	0.4
Qwest Corp., Sr Unsec’d Nt, 7.250%, 09/15/25	50	58,805	0.0	[12]
Sprint Capital Corp., Co Guar, 8.750%, 03/15/32	296	341,880	0.3
tw telecom holdings, Inc., Co Guar,
5.375%, 10/01/22	26	28,437	0.0	[12]
6.375%, 09/01/23	41	46,638	0.1
UPCB Finance V Ltd., Private Placement, Sr Sec’d Nt, (Cayman Islands), 7.250%, 11/15/21[2]	300	330,000	0.3
Virgin Media Finance plc, Co Guar, (United Kingdom), 8.375%, 10/15/19	151	159,682	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED TELECOMMUNICATION SERVICES (continued)
Virgin Media Secured Finance plc, Private Placement, Sr Sec’d, (United Kingdom), 5.375%, 04/15/21[2]	$200	$210,000	0.2%
Wind Acquisition Finance S.A., Private Placement, Co Guar, (Luxembourg), 7.375%, 04/23/21[2]	222	236,985	0.2
Wind Acquisition Finance S.A., Private Placement, Sr Sec’d Nt, (Luxembourg),
4.750%, 07/15/20[2]	200	201,500	0.2
7.250%, 02/15/18[2]	200	211,300	0.2
Windstream Corp., Co Guar,
7.500%, 06/01/22	197	214,484	0.2
7.500%, 04/01/23	85	92,012	0.1
8.125%, 09/01/18	250	262,500	0.2
Zayo Group LLC/Zayo Capital, Inc., Co Guar, 10.125%, 07/01/20	310	358,825	0.3

		11,392,273	9.9
WIRELESS TELECOMMUNICATION SERVICES — 6.1%
eAccess Ltd., Private Placement, Co Guar, (Japan), 8.250%, 04/01/18[2]	250	270,000	0.2
Inmarsat Finance plc, Private Placement, Co Guar, (United Kingdom), 4.875%, 05/15/22[2]	105	106,050	0.1
MetroPCS Wireless, Inc., Co Guar, 6.625%, 11/15/20	480	512,400	0.4
NII Capital Corp., Co Guar, 7.625%, 04/01/21	677	194,637	0.2
NII International Telecom S.C.A., Private Placement, Co Guar, (Luxembourg),
7.875%, 08/15/19[2]	220	190,300	0.2
11.375%, 08/15/19[2]	174	153,990	0.1
SBA Communications Corp., Private Placement, Sr Unsec’d Nt, 4.875%, 07/15/22[2]	175	172,812	0.2
SoftBank Corp., Private Placement, Co Guar, (Japan), 4.500%, 04/15/20[2]	400	406,500	0.4

Description	Par (000)	Value	Percent of Net Assets*

WIRELESS TELECOMMUNICATION SERVICES (continued)
Sprint Communications, Inc., Private Placement, Co Guar,
7.000%, 03/01/20[2]	$93	$106,950	0.1%
9.000%, 11/15/18[2,10]	575	697,188	0.6
Sprint Communications, Inc., Sr Unsec’d Nt,
6.000%, 11/15/22	950	969,000	0.8
7.000%, 08/15/20	500	553,125	0.5
11.500%, 11/15/21	72	97,200	0.1
Sprint Corp., Private Placement, Co Guar,
7.125%, 06/15/24[2]	129	136,740	0.1
7.250%, 09/15/21[2]	82	90,405	0.1
7.875%, 09/15/23[2]	353	392,713	0.3
Syniverse Holdings, Inc., Co Guar, 9.125%, 01/15/19	300	321,375	0.3
T-Mobile USA, Inc., Co Guar,
5.250%, 09/01/18	95	99,750	0.1
6.125%, 01/15/22	167	177,229	0.1
6.250%, 04/01/21	224	238,000	0.2
6.464%, 04/28/19	65	68,412	0.1
6.500%, 01/15/24	43	45,956	0.0	[12]
6.625%, 04/01/23	274	297,290	0.3
6.633%, 04/28/21	246	266,295	0.2
6.731%, 04/28/22	221	238,404	0.2
6.836%, 04/28/23	201	218,839	0.2

		7,021,560	6.1
Total Telecommunication Services		18,413,833	16.0

UTILITIES — 2.3%
ELECTRIC UTILITIES — 0.1%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Private Placement, Sr Sec’d Nt, 11.500%, 10/01/20[1,2,4]	125	114,063	0.1

GAS UTILITIES — 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr Unsec’d Nt, 6.500%, 05/20/21	70	75,075	0.1
Rose Rock Midstream LP/Rose Rock Finance Corp., Private Placement, Co Guar, 5.625%, 07/15/22[2]	78	78,975	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

GAS UTILITIES (continued)
Sabine Pass Liquefaction LLC, Private Placement, Sr Sec’d Nt, 5.750%, 05/15/24[2]	$125	$130,313	0.1%
Sabine Pass Liquefaction LLC, Sr Sec’d Nt,
5.625%, 04/15/23	447	465,997	0.4
5.625%, 02/01/21	100	105,750	0.1
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr Unsec’d Nt,
5.500%, 06/01/24	75	75,938	0.1
7.375%, 08/01/21	45	48,937	0.0	[12]

		980,985	0.9
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.3%
AES Corp., Sr Unsec’d Nt, 5.500%, 03/15/24	269	275,052	0.2
Dynegy Holdings LLC,
7.125%, 05/15/18[1,4,9]	500	650	0.0	[12]
7.750%, 06/01/19[1,4,9]	750	—	0.0
Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, Series B, 7.670%, 11/08/16[1,4,9]	1,000	—	0.0
Dynegy, Inc., Co Guar, 5.875%, 06/01/23	164	165,230	0.2
GenOn Energy, Inc., Sr Unsec’d Nt, 9.875%, 10/15/20	290	315,375	0.3
InterGen N.V., Private Placement, Sr Sec’d Nt, (Netherlands), 7.000%, 06/30/23[2]	270	278,775	0.2
NRG Energy, Inc., Co Guar, 6.625%, 03/15/23	214	231,655	0.2
NRG Energy, Inc., Private Placement, Co Guar,
6.250%, 07/15/22[2]	75	79,875	0.1
6.250%, 05/01/24[2]	175	182,875	0.1

		1,529,487	1.3
Total Utilities		2,624,535	2.3

Total Corporate Bonds
(Cost $132,166,435)		136,667,232	118.4

Description	Par (000)	Value	Percent of Net Assets*

LOAN ASSIGNMENTS — 9.8%
CONSUMER DISCRETIONARY — 3.8%
AUTOMOBILES — 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc., Term Loan, VAR, 3.250%, 12/31/18	$225	$224,204	0.2%

DIVERSIFIED CONSUMER SERVICES — 0.0%[12]
St. George’s University, 1st Lien Term Loan, VAR, 8.500%, 12/20/17	62	62,801	0.0	[12]

HOTELS, RESTAURANTS & LEISURE — 0.7%
American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.500%, 07/03/19	124	124,523	0.1
CCM Merger, Inc., 1st Lien Term Loan, VAR, 5.000%, 03/01/17	63	63,034	0.0	[12]
Hilton Worldwide Holdings, Inc., Term Loan B-2, VAR, 3.500%, 10/26/20	110	109,312	0.1
Mohegan Tribal Gaming Authority, Term Loan B, VAR, 5.500%, 06/15/18	80	80,827	0.1
Scientific Games International, Inc., Term Loan, VAR, 4.250%, 10/18/20	70	68,855	0.1
Shingle Springs Tribal Gaming Authority, Term Loan B, VAR, 6.250%, 08/29/19	122	125,853	0.1
Station Casinos LLC, 1st Lien Term Loan B, VAR, 4.250%, 03/02/20	239	239,677	0.2

		812,081	0.7
MEDIA — 2.1%
Clear Channel Communications, Inc., Term Loan, VAR, 6.900%, 01/30/19	452	449,610	0.4
Clear Channel Communications, Inc., Term Loan B-1, VAR, 3.800%, 01/29/16^	204	202,072	0.2
Clear Channel Communications, Inc., Term Loan E, VAR, 7.650%, 07/30/19	454	455,020	0.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MEDIA (continued)
Cogeco Cable, Inc./Altice Financing S.A., Initial Term Loan, VAR, 5.500%, 07/02/19	$149	$152,562	0.1%
Entercom Radio LLC, New Term Loan B-2, VAR, 3.897%, 11/23/18	73	72,805	0.1
Hubbard Radio LLC, Term Loan B, VAR, 4.500%, 04/29/19	76	76,055	0.1
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Term B Loan, VAR, 5.750%, 03/22/19	79	80,725	0.1
NEP Broadcasting LLC, 2nd Lien Term Loan B, VAR, 9.500%, 07/22/20	38	39,344	0.0	[12]
R.H. Donnelley, Inc., Exit Term Loan, VAR, 9.750%, 12/31/16	175	124,897	0.1
Radio One, Inc., 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	247	251,688	0.2
Tribune Co., Term Loan, VAR, 4.000%, 12/27/20	149	149,483	0.1
TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17	30	29,708	0.0	[12]
Univision Communications, Inc., 1st Lien Term Loan C-4, VAR, 4.000%, 03/01/20	159	159,104	0.1
Univision Communications, Inc., Term Loan, VAR, 4.000%, 03/01/20	79	78,945	0.1
Vertis, Inc., Extended Term Loan, VAR, 14.000%, 12/21/15[1,4,9]	396	1,484	0.0	[12]
WMG Acquisition Corp., Term Loan, VAR, 3.750%, 07/01/20^	80	78,453	0.1

		2,401,955	2.1
MULTILINE RETAIL — 0.6%
J.C. Penney Corp., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18	446	450,378	0.4
Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	259	261,380	0.2

		711,758	0.6
SPECIALTY RETAIL — 0.2%
J. Crew Group, Inc., 1st Lien Term Loan B, VAR, 4.000%, 03/05/21^	203	200,169	0.2

Total Consumer Discretionary		4,412,968	3.8

Description	Par (000)	Value	Percent of Net Assets*

CONSUMER STAPLES — 1.0%
FOOD & STAPLES RETAILING — 0.9%
Rite Aid Corp., 2nd Lien Term Loan, VAR, 4.875%, 06/21/21	$425	$429,650	0.4%
Rite Aid Corp., New 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	45	45,942	0.0	[12]
SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	572	571,634	0.5

		1,047,226	0.9
FOOD PRODUCTS — 0.1%
Dole Food Co., Inc., Term Loan B, VAR, 4.500%, 11/01/18	124	123,644	0.1

Total Consumer Staples		1,170,870	1.0

ENERGY — 0.9%
ENERGY EQUIPMENT & SERVICES — 0.1%
Floatel International Ltd., 1st Lien Term Loan B, VAR, 0.000%, 06/27/20^	98	98,629	0.1

OIL, GAS & CONSUMABLE FUELS — 0.8%
Alon USA Partners LP, Term Loan B, VAR, 9.250%, 11/26/18	38	39,742	0.0	[12]
Fieldwood Energy LLC, 2nd Lien Term Loan, VAR, 8.375%, 09/30/20	325	334,913	0.3
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., Term Loan, VAR, 5.250%, 06/27/18	99	100,241	0.1
Sabine Oil & Gas LLC, 2nd Lien Term Loan, VAR, 8.750%, 12/31/18	250	254,687	0.2
Stallion Oilfield, Inc., Term Loan, VAR, 8.000%, 06/19/18	97	98,598	0.1
Vantage Energy LLC, 2nd Lien Term Loan, VAR, 8.500%, 12/20/18	89	89,405	0.1

		917,586	0.8
Total Energy		1,016,215	0.9

FINANCIALS — 0.2%
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Ascensus, Inc., 2nd Lien Term Loan, VAR, 9.000%, 12/02/20	30	30,525	0.0	[12]
ROC Finance LLC, New 1st Lien Term Loan, VAR, 5.000%, 06/20/19	174	170,943	0.2

Total Financials		201,468	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HEALTH CARE — 0.1%
HEALTH CARE PROVIDERS & SERVICES — 0.1%
inVentiv Health, Inc., Consolidated term Loan, VAR, 7.500%, 08/04/16	$153	$153,528	0.1%

PHARMACEUTICALS — 0.0%[12]
CEVA Sante Animale, Term Loan B, VAR, 6.500%, 03/19/21	18	17,721	0.0	[12]

Total Health Care		171,249	0.1

INDUSTRIALS — 0.9%
AEROSPACE & DEFENSE — 0.1%
Freedom Group, Inc., 1st Lien Term Loan B, VAR, 5.500%, 04/19/19	125	126,143	0.1

AIR FREIGHT & LOGISTICS — 0.0%[12]
Ceva Group plc, Canadian Term Loan, VAR, 6.500%, 03/19/21	2	2,215	0.0	[12]
Ceva Group plc, Dutch B.V. Term Loan, VAR, 6.500%, 03/19/21	13	12,848	0.0	[12]
Ceva Group plc, Synthetic Letter of Credit, Term Loan, VAR, 6.500%, 03/19/21	12	12,214	0.0	[12]

		27,277	0.0	[12]
COMMERCIAL SERVICES & SUPPLIES — 0.3%
EWT/WTG Holdings III Corp., 2nd Lien Term Loan, VAR, 8.500%, 01/15/22	200	200,666	0.2
Harland Clarke Holdings Corp.,Extended Tranche B-2 Term Loan, VAR, 5.484%, 06/30/17	137	137,680	0.1

		338,346	0.3
MACHINERY — 0.4%
Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	454	455,147	0.4

MARINE — 0.1%
Shelf Drilling Holdings Ltd., Term Loan, VAR, 10.000%, 10/08/18	90	91,800	0.1

ROAD & RAIL — 0.0%[12]
Ozburn-Hessey Holding Co., Term Loan, VAR, 6.750%, 05/23/19	49	48,820	0.0	[12]

Total Industrials		1,087,533	0.9

Description	Par (000)	Value	Percent of Net Assets*

INFORMATION TECHNOLOGY — 1.0%
COMMUNICATIONS EQUIPMENT — 0.1%
Alcatel-Lucent USA, Inc., 1st Lien Term Loan, VAR, 4.500%, 01/30/19	$172	$172,402	0.1%

INTERNET SOFTWARE & SERVICES — 0.1%
Go Daddy Group, Inc. (The), Term Loan B, VAR, 4.750%, 05/13/21	77	76,543	0.1

IT SERVICES — 0.3%
Ceridian Corp., Term Loan B, VAR, 4.400%, 08/14/15	42	41,567	0.1
First Data Corp., 2018 Repriced Term Loan B, VAR, 4.154%, 09/24/18	264	263,883	0.2

		305,450	0.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Avago Technologies Ltd., 1st Lien Term Loan B, (Singapore), VAR, 3.750%, 05/06/21	127	127,352	0.1
Freescale Semiconductor, Inc., 7 Year Term Loan, VAR, 4.250%, 02/28/20	133	133,207	0.1

		260,559	0.2
SOFTWARE — 0.0%
BMC Software Finance, Inc., 1st Lien Term Loan, VAR, 5.000%, 09/10/20	— [11]	—	0.0

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Dell, Inc., USD Term Loan B, VAR, 4.500%, 04/29/20	326	327,845	0.3
Targus Group International, Inc., Term Loan, VAR, 12.000%, 05/24/16^	1	492	0.0	[12]

		328,337	0.3
Total Information Technology		1,143,291	1.0

MATERIALS — 0.3%
CHEMICALS — 0.2%
Arizona Chemical Ltd., 2nd Lien Term Loan, VAR, 7.500%, 06/10/22	46	46,647	0.0	[12]
Axalta Coating Systems LLC, Term Loan, VAR, 4.000%, 02/01/20	183	182,706	0.2
OCI Beaumont LLC, Term Loan B-3, VAR, 5.000%, 08/20/19	43	43,404	0.0	[12]

		272,757	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CONSTRUCTION MATERIALS — 0.1%
Quikrete Companies, Inc., 2nd Lien Term Loan, VAR, 7.000%, 03/26/21	$50	$51,219	0.1%

Total Materials		323,976	0.3

TELECOMMUNICATION SERVICES — 0.2%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Cincinnati Bell, Inc., Term Loan B, VAR, 4.000%, 09/10/20	35	34,716	0.0	[12]
Integra Telecom Holdings, Inc., Term Loan, VAR, 5.250%, 02/22/19	40	40,534	0.0	[12]
XO Communications LLC, 1st Lien Term Loan, VAR, 4.250%, 03/20/21	49	49,631	0.1
Zayo Group LLC/Zayo Capital, Inc., Term Loan B, VAR, 4.000%, 07/02/19	100	99,820	0.1

Total Telecommunication Services		224,701	0.2

UTILITIES — 1.4%
ELECTRIC UTILITIES — 1.3%
Texas Competitive Electric, Extended Term Loan, VAR, 4.651%, 10/10/17[1,4]	680	555,731	0.5
Texas Competitive Electric, Non-Extended Term Loan, VAR, 4.651%, 10/10/14^,1,4	855	703,914	0.6
TXU Energy Holdings Co., 1st Lien Term Loan, VAR, 3.750%, 05/05/16[1,4]^	226	226,935	0.2

		1,486,580	1.3
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Energy Future Holdings Corp., 1st Lien Term Loan, VAR, 4.250%, 06/19/16	89	89,120	0.1

Total Utilities		1,575,700	1.4

Total Loan Assignments
(Cost $11,687,333)		11,327,971	9.8

Description	Par (000)	Value	Percent of Net Assets*

PREFERRED SECURITIES — 2.2%
FINANCIALS — 2.2%
BANKS — 1.8%
Bank of America Corp., Jr Sub Nt,
VAR, 5.125%, 06/17/19[14]	$290	$288,914	0.2%
VAR, 8.000%, 01/30/18[14]	285	315,425	0.3
VAR, 8.125%, 05/15/18[14]	415	466,875	0.4
Citigroup, Inc., Jr Sub Nt, VAR, 5.950%, 01/30/23[14]	235	237,350	0.2
Societe Generale S.A., Private Placement, Jr Sub Nt, (France), VAR, 6.000%, 01/27/20[2,14]	200	196,000	0.2
Wachovia Capital Trust III, VAR, 5.570%, 08/01/14[10,14]	115	111,550	0.1
Wells Fargo & Co., Jr Sub Nt,
VAR, 5.900%, 06/15/24[14]	285	302,100	0.2
VAR, 7.980%, 03/15/18[14]	175	199,062	0.2

		2,117,276	1.8
CAPITAL MARKETS — 0.2%
Goldman Sachs Group, Inc. (The), Jr Sub Nt, VAR, 5.700%, 05/10/19[14]	158	163,234	0.1
Morgan Stanley, Jr Sub Nt, VAR, 5.450%, 07/15/19[14]	57	58,039	0.1

		221,273	0.2
INSURANCE — 0.2%
Catlin Insurance Co., Ltd., Private Placement, Jr Sub Nt, (Bermuda), VAR, 7.249%, 01/19/17[2,14]	165	170,363	0.2

Total Financials		2,508,912	2.2

Total Preferred Securities
(Cost $2,372,361)		2,508,912	2.2

ASSET-BACKED SECURITIES — 1.1%
Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.652%, 09/25/34[9]	35	4,421	0.0	[12]
Unipac IX LLC, 13.000%, 05/15/16[9]	1,424	1,270,474	1.1

Total Asset-Backed Securities
(Cost $1,442,579)		1,274,895	1.1

Total Fixed Income Investments
(Cost $147,709,433)		151,779,010	131.5

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2014 (Unaudited)

Description	Shares/Par (000)		Value	Percent of Net Assets*

PREFERRED STOCKS — 2.0%
CONSUMER DISCRETIONARY — 0.3%
MEDIA — 0.3%
Spanish Broadcasting System, Inc., Pfd[1,9]	$481		$5,245	0.0%[12]
Spanish Broadcasting System, Inc., Pfd, Series B, PIK, 10.750%, 07/31/14[1,15,17] ($1,000 par value)	— [11]		324,820	0.3

Total Consumer Discretionary			330,065	0.3
FINANCIALS — 1.5%
BANKS — 0.4%
CoBank ACB, Pfd, Series D, 11.000%, 10/01/14[1,15] ($50 par value)	10		513,125	0.4

CAPITAL MARKETS — 0.0%[12]
State Street Corp., Pfd, VAR, 5.900%, 03/15/24[1,15]	1		13,100	0.0	[12]

CONSUMER FINANCE — 0.2%
Ally Financial, Inc., Pfd, Private Placement, 7.000%, 07/31/14[2,15]	—	[11]	286,139	0.2

DIVERSIFIED FINANCIAL SERVICES — 0.1%
GMAC Capital Trust I, Pfd, Series 2, VAR, 8.125%, 02/15/40[1]	4		98,280	0.1

INSURANCE — 0.8%
Hartford Financial Services Group, Inc. (The), Pfd, VAR, 7.875%, 04/15/42[1] ($25 par value)	12		358,531	0.3
XLIT Ltd., Pfd, (Cayman Islands), Series D, VAR, 3.346%, 08/01/14[1,15] ($1,000 par value)	1		517,166	0.5

			875,697	0.8
Total Financials			1,786,341	1.5

INDUSTRIALS — 0.0%
MACHINERY — 0.0%
Glasstech, Inc., Pfd, Series C1,9	—	[11]	—	0.0

INFORMATION TECHNOLOGY — 0.0%
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0%
Stratus Technologies Bermuda Holdings, Ltd., Pfd, (Bermuda)[1,9]	2		—	0.0

Description	Shares/Par (000)		Value	Percent of Net Assets*

MATERIALS — 0.2%
CONTAINERS & PACKAGING — 0.0%
Constar International, Inc., Pfd[1,9]	$—	[11]	$—	0.0%

METALS & MINING — 0.2%
ArcelorMittal, Pfd, (Luxembourg), 6.000%, 01/15/16[1] ($50 par value)	9		201,848	0.2

Total Materials			201,848	0.2

Total Preferred Stocks
(Cost $2,077,711)			2,318,254	2.0

COMMON STOCKS — 0.9%
CONSUMER DISCRETIONARY — 0.1%
MEDIA — 0.0%[12]
New Cotai LLC/New Cotai Capital Corp., Class B, ADR[1,9]	—	[11]	27,313	0.0	[12]

SPECIALTY RETAIL — 0.1%
Neebo, Inc.[1,9]	8		54,662	0.1

Total Consumer Discretionary			81,975	0.1

FINANCIALS — 0.0%[12]
DIVERSIFIED FINANCIAL SERVICES — 0.0%[12]
Adelphia Recovery Trust[1,9]	157		1	0.0	[12]
Adelphia Recovery Trust, Contingent Value[9]	1,297		3,502	0.0	[12]

			3,503	0.0	[12]
INSURANCE — 0.0%[12]
Jupiter Holding I Corp.[1,9]	1		1,593	0.0	[12]

Total Financials			5,096	0.0	[12]

INDUSTRIALS — 0.0%[12]
MACHINERY — 0.0%
Glasstech, Inc.[1,9]	—	[11]	—	0.0

MARINE — 0.0%[12]
General Maritime Corp.[1,9]	—	[11]	3,389	0.0	[12]

Total Industrials			3,389	0.0	[12]

INFORMATION TECHNOLOGY — 0.0%
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0%
Stratus Technologies Bermuda Holdings, Ltd., (Bermuda)[1,9]	8		—	0.0

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (concluded)

As of June 30, 2014 (Unaudited)

Description	Shares/Par (000)		Value	Percent of Net Assets*

MATERIALS — 0.7%
CONSTRUCTION MATERIALS — 0.2%
U.S. Concrete, Inc.[1]	$10		$248,020	0.2%

CONTAINERS & PACKAGING — 0.0%
Constar International, Inc., ADR[1,9]	4		—	0.0

PAPER & FOREST PRODUCTS — 0.5%
New Holdco[1,9]	6		504,592	0.5

Total Materials			752,612	0.7

UTILITIES — 0.1%
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Dynegy, Inc.[1]	4		147,900	0.1

Total Common Stocks
(Cost $1,928,352)			990,972	0.9

WARRANTS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
SPECIALTY RETAIL — 0.0%
Neebo, Inc., expiring 06/20/19[1,9]	5		—	0.0

INDUSTRIALS — 0.0%
MARINE — 0.0%
General Maritime Corp., expiring 05/17/17[1,9]	—	[11]	—	0.0

Total Warrants
(Cost $46)			—	0.0

Total Equity Investments
(Cost $4,006,109)			3,309,226	2.9

SHORT-TERM INVESTMENT — 1.4%
INVESTMENT COMPANY — 1.4%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010%[5,13] (Cost $1,672,290)	1,672		1,672,290	1.4

TOTAL INVESTMENTS
(Cost $153,387,832)			156,760,526	135.8

Preferred Stock and Liabilities in Excess of Other Assets			(41,329,353)	(35.8)

Net Assets Applicable to Common Stockholders			$115,431,173	100.0%

ADR	American Depositary Receipt
Co	Company
Guar	Guaranteed
Jr	Junior
Mtg	Mortgage
Nt	Note
Pfd	Preferred
PIK	Payment in-kind
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of June 30, 2014.

*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $55,359,828 and 48.0% of net assets applicable to common stockholders.

[4]	Defaulted security.
[5]	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
[9]	Security deemed to be illiquid. These securities amounted to $2,387,770 and 2.1% of net assets applicable to common stockholders.
[10]	All or a portion of the security is reserved for current or potential holdings of swaps, TBAs, when-issued securities and delayed delivery securities.
[11]	Amount rounds to less than one thousand (par or shares).
[12]	Amount rounds to less than 0.1%.
[13]	The rate shown is the current yield as of June 30, 2014.
[14]

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2014.

[15]

The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of June 30, 2014.

[16]	Security is distressed as of June 30, 2014. The rate at which income is accrued on the security is lower than the stated PIK coupon rate.
[17]	The issuer has the option of paying income in cash and/or additional securities. The coupon rate shown represents the rate as of June 30, 2014.
^	All or a portion of the security is unsettled as of June 30, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2014 (Unaudited)

ASSETS:
Investments in non-affiliates, at value	$155,088,236
Investments in affiliates, at value	1,672,290

Total investment securities, at value	156,760,526
Cash	95,309
Receivables:
Investment securities sold	872,488
Interest and dividends from non-affiliates	2,341,887
Dividends from affiliates	23
Tax reclaims	1,135

Total Assets	160,071,368

LIABILITIES:
Payables:
Dividends on preferred stock	1,033
Investment securities purchased	1,331,028
Accrued liabilities:
Investment advisory fees	174,064
Administration fees	10,510
Custodian and accounting fees	30,147
Other	93,413

Total Liabilities	1,640,195

Less: Outstanding Preferred Stock (1,720 shares at $25,000 per share) at liquidation value	$43,000,000

Net Assets applicable to common shareholders	$115,431,173

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
Common Stock, $0.01 par value; 49,996,320 shares authorized, 12,995,977 shares issued and outstanding	$129,960
Capital in excess of par	130,971,372
Accumulated undistributed (distributions in excess of) net investment income	(346,423)
Accumulated net realized gains (losses)	(18,696,430)
Net unrealized appreciation (depreciation)	3,372,694

Total Net Assets applicable to common shareholders	$115,431,173

Shares Outstanding	12,995,977
Net Asset Value per Common Share ($115,431,173/12,995,977)	$8.88
Cost of investments in non-affiliates	$151,715,542
Cost of investments in affiliates	1,672,290

See Notes to Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME:
Interest income from non-affiliates	$5,234,521
Dividend income from non-affiliates	266,124
Dividend income from affiliates	162

Total investment income	5,500,807
EXPENSES:
Investment advisory fees (Note 5)	858,789
Administration fees (Note 5)	78,119
Custodian and accounting fees (Note 5)	29,133
Audit fees	62,838
Legal fees	18,962
Directors’ and Chief Compliance Officer’s fees	69
Printing and mailing costs	53,597
Transfer agent fees	11,897
Stock exchange listing fees	9,893
Other	18,869

Operating expenses	1,142,166

Commissions on auction rate preferred stock	14,716

Total expenses	1,156,882

Less amounts waived (Note 5)	(2,819)

Net expenses	1,154,063

Net investment income (loss)	4,346,744
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	1,380,258
Change in net unrealized appreciation/depreciation of investments in non-affiliates	1,989,154

Net realized/unrealized gains (losses)	3,369,412

Change in net assets resulting from operations	7,716,156
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS FROM NET INVESTMENT INCOME	(18,124)

NET INCREASE/(DECREASE) IN NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS RESULTING FROM OPERATIONS	7,698,032

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Statements of Changes in Net Assets

For the Periods Indicated

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE/(DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$4,346,744	$8,749,247
Net realized gain (loss)	1,380,258	(1,268,079)
Change in net unrealized appreciation/depreciation	1,989,154	3,146,853
Distributions to preferred stockholders from net investment income	(18,124)	(46,535)

Net increase/(decrease) in net assets resulting from operations applicable to common stockholders	7,698,032	10,581,486

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(4,483,417)	(9,220,968)
Return of Capital	—	(587,833)

Total distributions to common shareholders	(4,483,417)	(9,808,801)

FUND SHARE TRANSACTIONS (NOTE 2):
Value of 680 and 9,347 shares issued in reinvestment of dividends to common stockholders in 2014 and 2013, respectively	17,667	81,766

Total increase in net assets derived from fund share transactions	17,667	81,766

Total net increase/(decrease) in net assets applicable to common stockholders	3,232,282	854,451

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
Beginning of period	112,198,891	111,344,440

End of period	$115,431,173	$112,198,891

Accumulated undistributed (distributions in excess of) net investment income	$(346,423)	$(191,626)

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Financial Highlights

(Contained below is per share operating performance data for a share of common stock outstanding, total return performance, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements calculated using average shares outstanding and market price data for the Fund’s shares.)

	For the Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013		2012		2011		2010		2009
Net asset value, beginning of period	$8.63		$8.57		$7.86		$8.65		$7.79		$4.14

Net investment income (loss)	0.33		0.67		0.79		0.84		0.90		0.76
Net realized and unrealized gain/(loss) on investments	0.27		0.15		0.76		(0.74)		0.89		3.56
Distributions to preferred stockholders from net investment income	—	(16)	—	(16)	—	(16)	—	(16)	(0.01)		(0.01)

Net increase/(decrease) in net asset value resulting from operations	0.60		0.82		1.55		0.10		1.78		4.31

Distributions to Common Stockholders from:
Net investment income	(0.35)		(0.71)		(0.84)		(0.89)		(0.92)		(0.66)
Return of Capital	—		(0.05)		—		—		—		—

Total distributions to common stockholders	(0.35)		(0.76)		(0.84)		(0.89)		(0.92)		(0.66)

Net asset value, end of period	$8.88		$8.63		$8.57		$7.86		$8.65		$7.79

Market value per share, end of period	$8.98		$7.86		$8.87		$8.95		$8.45		$7.38

TOTAL INVESTMENT RETURN:(1)
Based on market value per common share(2)(3)	18.94%		(3.19)%		9.02%		17.09%		27.90%		126.57%
Based on net asset value per common share(3)(4)(5)	7.11%		10.06%		19.93%		0.42%		24.03%		112.51%
RATIOS TO AVERAGE NET ASSETS:(6)(7)
Net Expenses (including expenses related to leverage)(8)(9)(10)	1.48	%(14)	1.61	%(14)	1.24	%(14)	1.56	%(14)	1.74	%(14)	1.73	%(14)
Applicable to common stockholders only(8)(10)(11)	2.04	%(15)	2.22	%(15)	1.74	%(15)	2.17	%(15)	2.43	%(15)	2.70	%(15)
Net Expenses (prior to expenses related to leverage)(8)(9)(10)	1.46	%(14)	1.59	%(14)	1.22	%(14)	1.54	%(14)	1.67	%(14)	1.64	%(14)
Applicable to common stockholders only(8)(10)(11)	2.01	%(15)	2.20	%(15)	1.71	%(15)	2.14	%(15)	2.34	%(15)	2.56	%(15)
Net investment income(10)(11)	7.67%		7.79%		9.47%		9.90%		10.81%		12.80%
SUPPLEMENTAL DATA:
Net assets at end of period, net of preferred stock	$115,431,173		$112,198,891		$111,344,440		$101,946,580		$112,123,086		$100,899,931
Portfolio turnover rate (3)(12)	24%		46%		61%		50%		58%		63%
SENIOR SECURITIES:
Number of preferred shares outstanding at end of period	1,720		1,720		1,720		1,720		1,720		1,720
Asset coverage per share of preferred stock outstanding at end of period(13)	$92,111		$90,232		$89,735		$84,271		$90,188		$83,663
Involuntary liquidation preference and average market value per share of preferred stock	$25,000		$25,000		$25,000		$25,000		$25,000		$25,000

(1)

Total investment return excludes the effects of commissions. Dividends and distributions to common stockholders, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Rights offerings, if any, are assumed, for purposes of this calculation, to be fully subscribed under the terms of the rights offering.

(2)

Assumes an investment at the common share market value at the beginning of the period indicated and sale of all shares at the closing common share market value at the end of the period indicated. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized for periods less than one year.
(4)

Assumes an investment at the common share net asset value at the beginning of the period indicated and sale of all shares at the closing common share net asset value at the end of the period indicated. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(5)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and the returns for common stockholder transactions.

(6)	Ratios do not include the effect of dividends to preferred stock.
(7)	See Note 5 in the Notes to Financial Statements.
(8)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(9)	Ratios calculated relative to the average net assets of both common and preferred stockholders.
(10)	Annualized for periods less than one year.
(11)	Ratios calculated relative to the average net assets of common stockholders only.
(12)

Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

(13)	Calculated by subtracting the Fund’s total liabilities (not including the preferred stock) from the Fund’s total assets, and dividing this by the number of preferred shares outstanding.
(14)

The Advisor and Administrator voluntarily agreed to waive/reimburse fees during the six months ended June 30, 2014 and the years ended December 31, 2013, 2012, 2011, 2010 and 2009. Without these waivers/reimbursements, the ratios would have been higher by less than 0.1% for the six months ended June 30, 2014 and the years ended December 31, 2013, 2012 and 2011, 0.03% for the year ended December 31, 2010 and 0.17% for the year ended December 31, 2009.

(15)

The Advisor and Administrator voluntarily agreed to waive/reimburse fees during the six months ended June 30, 2014 and the years ended December 31, 2013, 2012, 2011, 2010 and 2009. Without these waivers/reimbursements, the ratios would have been higher by less than 0.1% for the six months ended June 30, 2014 and the years ended December 31, 2013, 2012 and 2011, 0.04% for the year ended December 31, 2010 and 0.27% for the year ended December 31, 2009.

(16)	Amount rounds to less than $0.01.

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES — Pacholder High Yield Fund, Inc. (the “Fund”) is a closed-end, diversified management investment company with a leveraged capital structure. The Fund’s investment objective is to seek a high level of total return through current income and capital appreciation by investing primarily in high yield, fixed income securities of domestic companies. Under normal circumstances, the Fund invests at least 80% of the value of its assets in high yield debt securities. The Fund invests primarily in high yield fixed income securities of domestic companies. The Fund was incorporated under the laws of the State of Maryland in August 1988.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A.	SECURITY VALUATIONS — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors (the “Board”) or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (“JPMFM” or the “Administrator”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review, consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at June 30, 2014.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$81,975		$81,975
Financials	—	—	5,096		5,096
Industrials	—	—	3,389		3,389
Information Technology	—	—	—	(a)	—	(a)
Materials	248,020	—	504,592		752,612
Utilities	147,900	—	—		147,900

Total Common Stocks	395,920	—	595,052		990,972

Preferred Stocks
Consumer Discretionary	—	324,820	5,245		330,065
Financials	469,911	1,316,430	—		1,786,341
Industrials	—	—	—	(a)	—	(a)
Information Technology	—	—	—	(a)	—	(a)
Materials	201,848	—	—	(a)	201,848

Total Preferred Stocks	671,759	1,641,250	5,245		2,318,254

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Debt Securities
Asset-Backed Securities	$—	$—	$1,274,895		$1,274,895
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	—	(a)
Corporate Bonds
Consumer Discretionary	—	24,845,940	86,949		24,932,889
Consumer Staples	—	6,657,750	—		6,657,750
Energy	—	21,803,936	—		21,803,936
Financials	—	10,853,951	12,299		10,866,250
Health Care	—	11,192,684	280		11,192,964
Industrials	—	14,051,687	1,779,228		15,830,915
Information Technology	—	8,136,950	—		8,136,950
Materials	—	15,824,394	382,816		16,207,210
Telecommunication Services	—	18,413,833	—		18,413,833
Utilities	—	2,623,885	650		2,624,535

Total Corporate Bonds	—	134,405,010	2,262,222		136,667,232

Preferred Securities
Financials	—	2,508,912	—		2,508,912
Loan Assignments
Consumer Discretionary	—	4,412,968	—		4,412,968
Consumer Staples	—	1,170,870	—		1,170,870
Energy	—	1,016,215	—		1,016,215
Financials	—	201,468	—		201,468
Health Care	—	171,249	—		171,249
Industrials	—	1,087,533	—		1,087,533
Information Technology	—	1,143,291	—		1,143,291
Materials	—	323,976	—		323,976
Telecommunication Services	—	224,701	—		224,701
Utilities	—	1,575,700	—		1,575,700

Total Loan Assignments	—	11,327,971	—		11,327,971

Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Industrials	—	—	—	(a)	—	(a)

Total Warrants	—	—	—	(a)	—	(a)

Short-Term Investment
Investment Company	1,672,290	—	—		1,672,290

Total Investments in Securities	$2,739,969	$149,883,143	$4,137,414		$156,760,526

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the six months ended June 30, 2014.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of December 31, 2013		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases¹	Sales²	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2014
Investments in Securities
Asset-Backed Securities	$1,495,266		$—	$(140,669)	$3,383	$—	$(83,085)	$—	$—	$1,274,895
Common Stocks — Consumer Discretionary	104,563		14,173	(9,533)	—	—	(27,228)	—	—	81,975
Common Stocks — Financials	3,503		—	1,593	—	—	—	—	—	5,096
Common Stocks — Industrials	3,389		—	—	—	—	—	—	—	3,389
Common Stocks — Information Technology	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks — Materials	523,140		(26,997)	40,130	—	—	(31,681)	—	—	504,592
Convertible Bonds — Consumer Discretionary	—	(a)	—	(457)	—	457	—	—	—	—	(a)
Corporate Bonds — Consumer Discretionary	88,937		—	—	—	299	(2,287)	—	—	86,949
Corporate Bonds — Financials	—		—	(20,294)	—	—	—	32,593	—	12,299
Corporate Bonds — Health Care	84,147		—	(83,867)	—	—	—	—	—	280
Corporate Bonds — Industrials	1,986,949		9,424	42,460	(1,357)	—	(258,248)	—	—	1,779,228
Corporate Bonds — Materials	440,829		1,828	93,017	912	—	(153,770)	—	—	382,816
Corporate Bonds — Utilities	1,625		—	(10,975)	—	—	—	10,000	—	650
Loan Assignments — Consumer Discretionary	6,926		—	—	—	—	—	—	(6,926)	—
Preferred Stocks — Consumer Discretionary	3,128		—	2,117	—	—	—	—	—	5,245
Preferred Stocks — Industrials	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Information Technology	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — Industrials	—	(a)	—	—	—	—	—	—	—	—	(a)

Total	$4,742,402		$(1,572)	$(86,478)	$2,938	$756	$(556,299)	$42,593	$(6,926)	$4,137,414

(a)	Value is zero.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at June 30, 2014, which were valued using significant unobservable inputs (Level 3) amounted to $(77,638). This amount is included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statement of Operations.

Quantitative Information about Level 3 Fair Value Measurements#
	Fair Value at June 30, 2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,593	Market Comparable Companies	EBITDA Multiple(a)	4.89x - 5.50x (5.50x)
			Discount for lack of marketability(b)	10% - 30% (20.00%)
	0	Discounted Cash Flow	Probability of Insolvency	100% (N/A)
	3,389	Terms of Plan of Reorganization	Discount for lack of marketability(b)	25% (N/A)
			Discount for potential outcome	100% (N/A)

Common Stock	4,982

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements#
	Fair Value at June 30, 2014		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	0		Discounted Cash Flow	Probability of Insolvency	100% (N/A)
				Discount for lack of marketability(b)	10% (N/A)
	0	(c)	Market Comparable Companies	EBITDA Multiple (a)	4.89x (N/A)
				Discount for lack of marketability(b)	30% (N/A)

Preferred Stock	0
	131,853		Market Comparable Companies	EBITDA Multiple (a)	6.80x (6.80x)
				Discount for lack of marketability(b)	10% (N/A)
				Probability of Default	99.99% (N/A)

Corporate Bond	131,853
	1,274,895		Discounted Cash Flow	Liquidity Discount Implied Spread to Index	4.50% - 5.00% (4.75%) 2.00% - 2.50% (2.25%)
				Constant Prepayment Rate	2.00% (N/A)
				Constant Default Rate	7.00% (N/A)
				Yield (Discount Rate of Cash Flows)	3.54% (N/A)

Asset-Backed Securities	1,274,895
Warrants	0		Intrinsic Value	Issue Price vs. Stock Price	(N/A	)
Total	1,411,730
#	The table above does not include level 3 securities that are valued by brokers and pricing services. At June 30, 2014, the value of these securities was $2,725,684. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or in the prepayment rate (Constant Prepayment Rate Model) may decrease or increase the fair value measurement.

B.	FEDERAL TAXES — It is the Fund’s policy to make distributions to stockholders of net investment income and net realized capital gains to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

The Fund intends to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code and to distribute to stockholders each year substantially all of its taxable income, if any, including realized gains on investments.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of June 30, 2014, no liability for income tax is required in the Fund’s financials statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

The Fund reserves the right to retain investment company taxable income and/or net capital gains. As such, excise taxes may be recognized and paid on undistributed income and capital gain amounts.

The Fund did not retain any investment company taxable income and/or net capital gains.

The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

C.	SECURITIES TRANSACTIONS AND INVESTMENT INCOME —Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

D.	EXPENSES AND DISTRIBUTIONS — Expenses are accrued as incurred. Dividends to common stockholders are generally declared and paid monthly from net investment income and distributions of net realized capital gains, if any, are paid at least annually. Dividends to preferred stockholders are accrued daily based on a variable interest rate set at weekly auctions or, in the absence of a successful auction, at a maximum rate as calculated in accordance with the Fund’s Articles Supplementary for Auction Rate Cumulative Preferred Stock and are paid weekly from net investment income. Distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

E.	LOAN ASSIGNMENTS — The Fund may invest in loan assignments of all or a portion of the loans. When the Fund purchases a loan assignment, the Fund has direct rights against the borrower on a loan when it purchases an assignment; provided, however, the Fund’s rights may be more limited than the lender from which they acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. As a result, the Fund assumes the credit risk of the Borrower (“Intermediate Participants”) and any other persons interpositioned between the Fund and the Borrower. Although certain loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. In addition, loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid.

F.	UNFUNDED COMMITMENTS — The Fund may enter into commitments to buy and sell investments including commitments to buy loan assignments that settle on future dates as part of its normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Commitments are generally traded and priced as part of a related loan assignment (Note 1.E.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported in the Statement of Assets and Liabilities. The Fund segregates sufficient liquid assets for unfunded and funded commitments that will settle on future dates. Credit risks exist on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

At June 30, 2014, the Fund did not have any outstanding unfunded loan commitments.

2.	COMMON STOCK — At June 30, 2014, there were 49,996,320 shares of common stock with a $0.01 par value authorized and 12,995,977 outstanding. During the six months ended June 30, 2014 and the year ended December 31, 2013, the Fund issued 680 and 9,347 shares of common stock, respectively, in connection with its dividend reinvestment plan.

3.	PREFERRED STOCK — On June 29, 2001, the Fund issued shares of Series W Auction Rate Cumulative Preferred Stock (“ARPS”) at an offering price of $25,000 per share. Dividends on these shares are paid

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

weekly at an annual rate determined by a weekly auction or, in the absence of a successful auction, at a maximum rate as calculated in accordance with the Fund’s Articles Supplementary for Auction Rate Cumulative Preferred Stock. In general, the holders of the ARPS and the common stock vote together as a single class, except that the ARPS stockholders, as a separate class, vote to elect two members of the Board of Directors. The ARPS have a liquidation value of $25,000 per share, plus accumulated and unpaid dividends. At June 30, 2014, accrued ARPS dividends were $1,033.

The Fund is subject to certain limitations and restrictions associated with outstanding shares of ARPS, including maintaining an asset coverage ratio of 200% for such shares. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common stockholders or repurchasing common shares and/or could trigger the mandatory redemption of ARPS at their liquidation value.

The weekly auction for the ARPS issued by the Fund has failed since February 13, 2008, due to insufficient demand (bids to buy shares) to meet supply (shares offered for sale) at the auction. Holders of ARPS who wish to sell in an auction will not be able to do so until there is a successful auction with sufficient demand for the shares. Failed auctions are not considered a default by the Fund and do not alter the credit quality of the ARPS. However, failed auctions may increase the cost of the Fund’s leverage and decrease the income available for common stockholders. ARPS holders have continued to receive dividends at the “maximum rate” set on the date of the failed auction, and the redemption price of $25,000 per share (plus accumulated but unpaid dividends, if any) is unaffected. Based on the rating assigned to the Fund’s ARPS, the maximum rate may range from 150%-275% of the “AA” Financial Composite Commercial Paper Rate as of a given auction date. The maximum rate incurred during the six months ended June 30, 2014, ranged from 0.045% to 0.135%. The maximum rate as of the August 6, 2014 auction was 0.075%, which is 150% of the “AA” Financial Composite Commercial Paper Rate on that date.

4.	PURCHASES AND SALES OF SECURITIES — Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2014, aggregated $36,880,018 and $36,218,141, respectively. During the six months ended June 30, 2014, there were no purchases or sales of U.S. Government securities.

5.	TRANSACTIONS WITH INVESTMENT ADVISER, ADMINISTRATOR, ACCOUNTING SERVICES AGENT AND CUSTODIAN — JPMIM, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), serves as investment adviser to the Fund under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, JPMIM is entitled to receive an annual investment advisory fee, computed and paid monthly after the end of each calendar month, at a rate that increases or decreases from a “fulcrum fee” of 0.90% of the Fund’s average net assets over a rolling 12-month period. The increase or decrease is calculated by comparing the total return investment performance of the Fund (net of all fees and expenses, including the advisory fee) for the prior 12-month period (the “Fund Return”) to the percentage change in the Credit Suisse High Yield Index, Developed Countries Only (the “Index”) for the same period. The fee rate is 0.90% of the Fund’s average net assets if the performance of the Fund Return equals the Index Return. The fee rate increases or decreases from the 0.90% “fulcrum fee” by 10% of the difference between the Fund Return and the Index Return, up to the maximum fee rate of 1.40% or down to the minimum fee rate of 0.40%. The fee rate is calculated monthly based on the performance of the Fund compared to the Index during the rolling twelve month period. This rate is applied to the average net assets (defined as the total assets of the Fund minus liabilities other than the principal amount of any outstanding senior securities representing indebtedness and the liquidation preference of the ARPS) during the entire 12-month period. The compensation due to the Adviser after the end of each month shall be equal to 1/12th of the amount of the advisory fee calculated as stated above.

Advisory fees for the six months ended June 30, 2014 amounted to $858,789 which calculated to an annualized effective rate of 1.10%. The advisory fee rate calculated for the one month ended June 30, 2014 was a rate of 1.22%.

The Fund has an administrative services agreement with JPMFM (an affiliate of JPMIM) pursuant to which the Administrator provides administrative services to the Fund. Under the agreement, the Administrator receives from the Fund a fee, accrued at least weekly and paid monthly, at the annual rate of 0.10% of the average weekly net assets of the Fund. At June 30, 2014, accrued administrative fees were $10,510.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

The Fund has a Global Custody and Fund Accounting Agreement (the “Agreement”) with JPMCB. For providing custody services under the Agreement, JPMCB is entitled to a fee from the Fund, accrued weekly and paid monthly. For these services, the Fund pays JPMCB transaction and asset based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates in the Statement of Operations.

The Fund may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser and Administrator waive fees in an amount sufficient to offset the advisory, administration and shareholder servicing fees each charged to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amount of waivers resulting from investments in these money market funds for the six months ended June 30, 2014 was $2,819.

Certain officers of the Fund are affiliated with the Adviser and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Directors appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Directors’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Fund adopted a Directors’ Deferred Compensation Plan (the “Plan”) which allows the Independent Directors to defer the receipt of all or a portion of compensation related to performance of their duties as Directors. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

6.	COMPONENTS OF ACCUMULATED EARNINGS (LOSSES) — For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities held at June 30, 2014 were as follows:

June 30, 2014
Gross unrealized appreciation on investments	$8,362,414
Gross unrealized depreciation on investments	(4,989,720)

Net unrealized appreciation (depreciation) on investments	$3,372,694

Cost of investments for Federal Tax purposes	$153,387,832

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Fund after December 31, 2010 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Fund were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2013, the Fund had post-enactment net capital loss carryforwards as follows:

Capital Loss Carryforward Character
Short-Term	Long-Term
$ —	$1,896,915

At December 31, 2013, the Fund had pre-enactment net capital loss carryforwards expiring during the year indicated, which are available to offset future realized gains:

2015	2016	2017	2018	Total
$416,016	$1,876,547	$14,493,773	$1,551,726	$18,338,062

7.

RESTRICTED AND ILLIQUID SECURITIES — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (concluded)

and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund. As of June 30, 2014, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A under the Securities Act. At June 30, 2014, the Fund held illiquid securities representing 2.1% of net assets applicable to common stockholders.

8.	OTHER — The Fund may use related party broker-dealers. For the six months ended June 30, 2014, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

9.	RISKS, CONCENTRATIONS AND INDEMNIFICATIONS — Under normal circumstances, the Fund invests at least 80% of its assets in high yield debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities. These securities involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The ability of the issuers of debt and asset-backed securities, including sub-prime securities, along with counterparties to swap agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed securities, including sub-prime securities, can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

The Fund’s officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Citigroup and Morgan Stanley are beneficial owners of a significant portion of the Fund’s outstanding ARPS and based on such ownership, could each be deemed to be an affiliate of the Fund. Both Citigroup and Morgan Stanley have informed the Fund that they intend to comply with a No Action Letter that enables them not to be deemed affiliates of the Fund. These parties could have an impact on matters that affect the Fund’s shareholders due to the voting rights associated with the ARPS, as detailed in the “Preferred Stock” note, included in this report.

As of June 30, 2014, the Fund is a party to loan assignments that were transacted with either Citigroup or Morgan Stanley in the normal course of business.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund is subject to risks associated with asset-backed and mortgage-related securities such as collateralized mortgage obligations backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund is subject to the risk that should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems representative of its value, the value of the Fund’s net assets could be adversely affected.

PACHOLDER HIGH YIELD FUND, INC.

Annual Meeting Results (Unaudited)

The Fund held its 2014 annual meeting of shareholders on April 23, 2014, for the purpose of considering and voting upon the following proposals:

The results of voting were as follows (by number of shares):

Proposal 1: For nominees to the Board of Directors

John F. Finn[1]
In favor	10,656,903
Against/Withheld	379,996

Dr. Matthew Goldstein[1]
In favor	10,623,593
Against/Withheld	413,306

Robert J. Higgins[1]
In favor	10,654,125
Against/Withheld	382,774

Frankie D. Hughes[1]
In favor	10,533,742
Against/Withheld	503,157

Peter C. Marshall[1]
In favor	10,647,257
Against/Withheld	389,642

Mary E. Martinez[1]
In favor	10,643,374
Against/Withheld	393,525

Marilyn McCoy[1]
In favor	10,585,075
Against/Withheld	451,824
Mitchell M. Merin[1]
In favor	10,642,913
Against/Withheld	393,986

William G. Morton, Jr.[1]
In favor	10,651,273
Against/Withheld	385,626

Dr. Robert A. Oden, Jr.[1]
In favor	10,649,826
Against/Withheld	387,073

Marian U. Pardo[1]
In favor	10,485,157
Against/Withheld	551,742

Frederick W. Ruebeck[2]
In favor	1,584
Against/Withheld	43

James J. Schonbachler[2]
In favor	1,584
Against/Withheld	43

[1]	Elected by the holders of the Fund’s Auction Rate Preferred Stock and Common Stock voting together as a single class.
[2]	Elected by holders of the Fund’s Auction Rate Preferred Stock voting separately as a class.

PACHOLDER HIGH YIELD FUND, INC.

Supplemental Information (Unaudited)

Portfolio Holdings Information

No sooner than 10 days after the end of each month, the Fund’s uncertified complete schedule of its portfolio holdings as well as certain other fund facts and statistical information will be available on our website (www.pacholder.com). In addition, the Fund files its certified, complete schedule of its portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available, without charge, on the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

No sooner than 10 calendar days after the end of each month, the Fund’s top 10 holdings as of the last day of each month as well as certain other fund facts and statistical information will also be available on the Fund’s website.

Statement of Additional Information

The Fund does not make available copies of its Statement of Additional Information because the Fund’s shares are not continuously offered, which means that the Statement of Additional Information has not been updated after completion of the Fund’s offerings and the information contained therein may have become outdated.

Proxy Voting

A description of the policies and procedures used by the Fund to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, on the Fund’s website at www.pacholder.com and (ii) on the SEC’s website at www.sec.gov.

Dividend Reinvestment Plan

The Fund’s Dividend Reinvestment Plan (the “Plan”) offers Common Stockholders (“Shareholders”) a convenient way to invest their income dividends and capital gain distributions in additional shares of the Fund’s common stock.

Shareholders who participate in the Plan will have all income dividends and capital gain distributions automatically reinvested by Computershare Investor Services LLC (the “Plan Agent”) pursuant to the Plan. When a dividend is declared, Shareholders who do not participate in the Plan will receive all distributions in cash, paid by check, mailed directly to the Shareholder of record (or if the shares are held in street name or nominee name, then to the nominee) by the Plan Agent, which serves as agent for the Shareholders in administering the Plan. Shareholders who participate in the Plan will receive the equivalent in shares of the Fund valued at the lower of market price or net asset valued as described below. (i) If the shares are trading at net asset value or at a premium above net asset value on the payment date, the Fund will issue new shares at the greater of net asset value or 95% of the current market price. (ii) If the shares are trading at a discount from net asset value on payment date, the Plan Agent will receive the dividend or distribution in cash and apply it to the purchase of the Fund’s shares in the open market, on the NYSE MKT or elsewhere, for the participants’ accounts. If before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share, the average purchase price per share paid by the Plan Agent may exceed the exceed the net asset value of the Fund’s shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. If the purchases have not been made prior to 30 days after the payment date, the Plan Agent may receive the uninvested portion in newly issued shares.

The Plan Agent’s fees for handling the reinvestment of Dividends will be paid by the Fund. There will be no brokerage charge to Shareholders for shares issued directly by the Fund as a result of dividends or distributions payable either in stock or cash. Each Shareholder who participates in the Plan, however will pay pro rate share of brokerage commissions incurred with respect to the Plan Agent’s open-market-purchases in connection with the reinvestment of dividends or distributions.

The automatic reinvestment of income dividends and capital gain distributions will not relieve a Shareholder of any federal, state or local income tax that may be payable on such dividends. Therefore, income and capital gains may still be realized even though Shareholders do not receive cash.

A Shareholder may terminate his/her account under the Plan by notifying the Plan Agent in writing. Upon termination, a shareholder can either receive a certificate for the number of full shares held in the Plan and a check for fractional shares or have shares sold by the Plan Agent and the proceeds sent to the shareholder, less a transaction fee of $15 plus $0.07 per share.

The Fund reserves the right to amend or terminate the Plan. All correspondence concerning the Plan should be directed to the Plan Agent at Computershare Trust Company, N.A. Dividend Reinvestment Services, P.O. Box A3309, Chicago, IL 60690-3309, by calling 888-294-8217 or www.computershare.com.

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semiannual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semiannual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semiannual report

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semiannual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to a semiannual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to a semiannual report.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases covered by this Item during the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacholder High Yield Fund, Inc.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
September 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
September 4, 2014

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
September 4, 2014